UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2013 (Unaudited)

	Face Amount
	Covered by
Options Purchased--7.3%	Contracts ($)		Value ($)
Call Options--7.2%
U.S. Treasury 10 Year Note Futures,
August 2013 @ $115	54,000	a	618,468

	Number of
	Contracts		Value ($)
Put Options--.1%
Swiss Market Index Futures,
September 2013 @ CHF 7,694	30	a	3,762
Swiss Market Index Futures,
September 2013 @ CHF 7,706	40	a	5,197
			8,959
Total Options Purchased
(cost $821,980)			627,427

	Principal
Short-Term Investments--79.3%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 8/15/13	3,310,000		3,309,993
0.04%, 9/12/13	435,000	[b]	434,989
0.05%, 9/26/13	3,018,000		3,017,870
0.07%, 12/5/13	10,000	[b]	9,999
Total Short-Term Investments
(cost $6,772,663)			6,772,851

Other Investment--11.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $977,761)	977,761	[c]	977,761

Total Investments (cost $8,572,404)	98.0%		8,378,039
Cash and Receivables (Net)	2.0%		170,016
Net Assets	100.0%		8,548,055

CHF- Swiss Franc
a	Non-income producing security.
b	Held by or on behalf of a counterparty for open financial futures contracts.
c	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized depreciation on investments was $192,969 of which $1,584 related to appreciated investment securities and $194,553 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	90.7
Options Purchased	7.3
98.0
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
9/18/2013	a	386,020	354,597	345,797	(8,800)
9/18/2013	b	215,701	198,932	193,225	(5,707)
9/18/2013	c	43,470	41,342	38,940	(2,402)
9/18/2013	d	40,250	38,291	36,056	(2,235)
9/18/2013	e	8,050	7,654	7,211	(443)
9/18/2013	f	765,289	701,643	685,546	(16,097)

British Pound,
Expiring:
9/18/2013	a	59,600	90,176	90,636	460
9/18/2013	b	444,120	679,152	675,390	(3,762)
9/18/2013	c	241,160	372,480	366,741	(5,739)
9/18/2013	d	248,240	382,532	377,507	(5,025)
9/18/2013	g	55,880	84,475	84,979	504
9/18/2013	e	193,100	293,183	293,654	471
9/18/2013	f	582,150	887,962	885,297	(2,665)

Canadian Dollar,
Expiring:
9/18/2013	a	106,150	101,283	103,223	1,940
9/18/2013	b	1,638,571	1,596,686	1,593,393	(3,293)
9/18/2013	c	43,840	42,086	42,631	545
9/18/2013	d	85,960	82,109	83,590	1,481
9/18/2013	g	471,083	458,240	458,094	(146)
9/18/2013	e	411,307	401,641	399,967	(1,674)
9/18/2013	f	695,113	663,574	675,948	12,374

Euro,
Expiring:
9/18/2013	a	92,950	123,052	123,678	626
9/18/2013	b	409,250	539,141	544,542	5,401
9/18/2013	f	239,720	313,233	318,968	5,735

New Zealand Dollar,
Expiring:
9/18/2013	a	624,762	483,753	497,213	13,460
9/18/2013	b	722,144	568,680	574,714	6,034
9/18/2013	e	572,631	449,862	455,725	5,863
9/18/2013	f	529,382	413,289	421,306	8,017

Norwegian Krone,
Expiring:
9/18/2013	b	815,130	136,374	138,068	1,694
9/18/2013	c	383,130	66,250	64,895	(1,355)
9/18/2013	d	354,750	61,324	60,088	(1,236)
9/18/2013	g	283,140	46,538	47,958	1,420
9/18/2013	e	714,450	117,849	121,014	3,165
9/18/2013	f	2,835,380	483,222	480,260	(2,962)

Swedish Krona,
Expiring:
9/18/2013	a	3,898,305	588,528	597,407	8,879
9/18/2013	b	448,640	66,380	68,753	2,373
9/18/2013	c	9,075,003	1,375,032	1,390,725	15,693
9/18/2013	g	107,360	16,102	16,453	351
9/18/2013	e	244,000	36,499	37,392	893
9/18/2013	f	3,589,306	538,304	550,054	11,750

Swiss Franc,
Expiring:
9/18/2013	a	23,100	24,779	24,971	192
9/18/2013	b	13,662	14,644	14,768	124
9/18/2013	f	285,318	300,945	308,427	7,482

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
9/18/2013	a	1,026,015	961,950	919,104	42,846
9/18/2013	b	1,368,238	1,292,276	1,225,667	66,609
9/18/2013	e	15,600	14,081	13,974	107
9/18/2013	f	381,180	345,221	341,461	3,760

British Pound,
Expiring:
9/18/2013	a	244,000	374,970	371,060	3,910
9/18/2013	b	708,564	1,088,255	1,077,539	10,716
9/18/2013	d	33,824	51,773	51,437	336
9/18/2013	f	1,329,525	2,078,487	2,021,858	56,629

Canadian Dollar,
Expiring:
9/18/2013	a	148,480	142,996	144,386	(1,390)
9/18/2013	b	882,460	858,493	858,129	364
9/18/2013	c	13,500	13,257	13,128	129
9/18/2013	d	12,500	12,275	12,155	120
9/18/2013	g	632,040	617,649	614,614	3,035
9/18/2013	e	384,440	371,381	373,840	(2,459)
9/18/2013	f	1,444,600	1,404,553	1,404,770	(217)

Euro,
Expiring:
9/18/2013	a	494,271	657,141	657,669	(528)
9/18/2013	b	248,670	330,673	330,876	(203)
9/18/2013	c	1,758,094	2,328,767	2,339,293	(10,526)
9/18/2013	d	575,913	768,970	766,301	2,669
9/18/2013	e	21,450	28,572	28,541	31
9/18/2013	f	192,690	255,293	256,390	(1,097)

Japanese Yen,
Expiring:
9/18/2013	b	351,900	3,739	3,595	144
9/18/2013	c	413,100	4,383	4,220	163
9/18/2013	d	382,500	4,066	3,908	158
9/18/2013	e	76,500	813	782	31
9/18/2013	f	8,947,984	93,581	91,413	2,168

New Zealand Dollar,
Expiring:
9/18/2013	a	108,700	84,173	86,508	(2,335)
9/18/2013	b	261,042	204,188	207,749	(3,561)
9/18/2013	c	181,680	143,454	144,589	(1,135)
9/18/2013	d	183,540	144,352	146,069	(1,717)
9/18/2013	g	31,680	24,787	25,212	(425)
9/18/2013	e	113,100	88,432	90,010	(1,578)
9/18/2013	f	338,958	263,936	269,758	(5,822)

Norwegian Krone,
Expiring:
9/18/2013	a	657,570	108,316	111,380	(3,064)
9/18/2013	b	347,645	56,554	58,885	(2,331)
9/18/2013	d	195,500	31,988	33,114	(1,126)
9/18/2013	g	488,750	79,909	82,785	(2,876)
9/18/2013	f	1,876,433	306,822	317,832	(11,010)

Swedish Krona,
Expiring:
9/18/2013	a	526,050	77,767	80,616	(2,849)
9/18/2013	b	1,682,351	255,018	257,817	(2,799)
9/18/2013	c	297,270	45,571	45,556	15
9/18/2013	d	275,250	42,162	42,181	(19)
9/18/2013	e	55,050	8,431	8,436	(5)
9/18/2013	f	1,117,950	166,413	171,323	(4,910)

Swiss Franc,
Expiring:
9/18/2013	a	23,700	25,372	25,620	(248)
9/18/2013	b	180,039	191,705	194,621	(2,916)

9/18/2013	c	24,840	26,990	26,852	138
9/18/2013	d	52,589	56,618	56,848	(230)
9/18/2013	g	18,480	19,461	19,977	(516)
9/18/2013	e	46,600	49,140	50,374	(1,234)
9/18/2013	f	485,406	514,550	524,721	(10,171)

Gross Unrealized Appreciation	311,005
Gross Unrealized Depreciation	(142,838)

Counterparties:
a	BNP Paribas
b	Citigroup
c	Goldman Sachs International
d	Morgan Stanley Capital Services
e	Standard Chartered Bank
f	UBS
g	Royal Bank of Canada

STATEMENT OF FINANCIAL FUTURES

July 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)
Financial Futures Long
ASX SPI 200	2	224,811	September 2013	10,494
Amsterdam Exchange Index	1	97,822	August 2013	1,152
Australian 10 Year Bonds	3	319,859	September 2013	(6,131)
Canadian 10 Year Bonds	1	127,961	September 2013	312
DAX	6	1,643,108	September 2013	2,773
Euro-Bond Options	8	172,965	August 2013	5,374
FTSE 100	11	1,094,563	September 2013	31,842
Hang Seng	2	281,922	August 2013	(515)
Standard & Poor's 500 E-mini	2	168,050	September 2013	4,790

Financial Futures Short
CAC 40 10 Euro	10	(529,877)	August 2013	(15,727)
Euro-Bond	9	(1,701,407)	September 2013	4,217
IBEX 35	4	(446,321)	August 2013	(33,237)
Japanese 10 Year Mini Bonds	26	(3,796,045)	September 2013	(15,151)
S&P/Toronto Stock Exchange 60 Index	1	(138,729)	September 2013	(5,672)
Topix	1	(114,432)	September 2013	7,789
U.S. Treasury 10 Year Notes	28	(3,540,250)	September 2013	57,764

Gross Unrealized Appreciation	126,507
Gross Unrealized Depreciation	(76,433)

STATEMENT OF OPTIONS WRITTEN
July 31, 2013 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
September 2013 @ CHF 7,706	40	a	(10,022)
Swiss Market Index Futures,
September 2013 @ CHF 7,694	30	a	(7,777)
(premiums received $19,195)			(17,799)

CHF-Swiss Franc
a Non-income producing security.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2013 (Unaudited)

Common Stocks--58.5%	Shares		Value ($)
Australia--1.9%
AGL Energy	2,321		30,355
ALS	1,963		14,980
Alumina	15,683	a	13,674
Amcor	6,459		61,482
AMP	14,152		57,497
APA Group	4,394		23,697
Asciano	4,953		22,616
ASX	828		25,825
Aurizon Holdings	11,160		45,542
Australia & New Zealand Banking Group	13,743		367,623
Bendigo and Adelaide Bank	2,305		22,127
BHP Billiton	16,214		504,843
Boral	2,210		8,423
Brambles	8,206		66,974
Caltex Australia	304		5,113
CFS Retail Property Trust	9,908		18,257
Coca-Cola Amatil	2,525		29,164
Cochlear	244		13,396
Commonwealth Bank of Australia	8,116		541,368
Computershare	2,840		24,966
Crown	1,511		17,384
CSL	2,550		151,437
Dexus Property Group	19,015		17,946
Echo Entertainment Group	2,633		6,201
Federation Centres	4,604		9,684
Flight Centre	456		18,588
Fortescue Metals Group	9,131		30,039
Goodman Group	8,678		36,817
GPT Group	7,234		23,798
Harvey Norman Holdings	1,739		4,158
Iluka Resources	1,543		15,284
Incitec Pivot	10,134		23,957
Insurance Australia Group	9,267		48,395
James Hardie Industries-CDI	1,556		12,923
Leighton Holdings	1,156		17,165
Lend Lease Group	2,761		21,765
Macquarie Group	1,463		57,716
Metcash	3,170		9,830
Mirvac Group	21,644		31,906
National Australia Bank	11,864		333,036
Newcrest Mining	4,531		49,809
Orica	1,495		24,296
Origin Energy	4,843		52,020
Qantas Airways	9,683	a	10,967
QBE Insurance Group	5,771		85,123
Ramsay Health Care	745		24,663
Rio Tinto	2,260		116,826
Santos	5,115		62,850
Seek	920		7,798
Sonic Healthcare	1,933		24,863
SP AusNet	4,972		5,274

Stockland	11,314		36,407
Suncorp Group	6,896		79,465
Sydney Airport	1,203		3,882
Tabcorp Holdings	5,097		14,981
Tatts Group	7,270		20,846
Telstra	22,351		100,250
Toll Holdings	2,590		12,408
Transurban Group	6,698		40,819
Treasury Wine Estates	2,051		8,794
Wesfarmers	5,141		187,428
Westfield Group	9,962		100,468
Westfield Retail Trust	13,420		36,308
Westpac Banking	15,680		435,364
Whitehaven Coal	1,310		2,314
Woodside Petroleum	3,403		114,980
Woolworths	6,342		189,941
WorleyParsons	1,282		25,386
			4,660,481
Austria--.1%
Andritz	459		24,761
Erste Group Bank	1,155		35,080
IMMOFINANZ	6,100	a	24,970
OMV	563		24,915
Raiffeisen Bank International	116		3,525
Telekom Austria	1,260		8,758
Verbund	172		3,392
Vienna Insurance Group	90		4,655
Voestalpine	447		17,135
			147,191
Belgium--.3%
Ageas	1,058		42,359
Anheuser-Busch InBev	4,063		391,230
Belgacom	922		22,600
Colruyt	264		15,060
Delhaize Group	559		36,704
Groupe Bruxelles Lambert	460		37,434
Groupe Bruxelles Lambert (STRIP)	31	a,b	0
KBC Groep	1,023		41,033
Solvay	273		36,972
Telenet Group Holding	208		10,071
UCB	618		35,620
Umicore	424		19,102
			688,185
Canada--2.5%
Agnico-Eagle Mines	700		19,908
Agrium	700		59,389
Alimentation Couche Tard, Cl. B	700		42,902
AltaGas	700		24,528
ARC Resources	1,400		35,303
Atco, Cl. I	218		9,880
Athabasca Oil	1,288	a	9,041
Bank of Montreal	3,300		205,210
Bank of Nova Scotia	6,020		340,006
Barrick Gold	5,077		84,032
Baytex Energy	455		18,473
BCE	1,100		45,570
Bell Aliant	189		5,117
Blackberry	1,785	a	15,676

Bombardier, Cl. B	6,896		33,302
Bonavista Energy	773		9,694
Brookfield Asset Management, Cl. A	2,649		98,032
Brookfield Office Properties	1,000		16,931
CAE	1,200		13,670
Cameco	1,712		34,770
Canadian Imperial Bank of Commerce	2,065		156,679
Canadian National Railway	2,184		218,294
Canadian Natural Resources	5,593		173,328
Canadian Oil Sands	2,106		40,886
Canadian Pacific Railway	915		112,364
Canadian Tire, Cl. A	356		29,299
Canadian Utilities, Cl. A	400		14,896
Catamaran	900	a	47,405
Cenovus Energy	3,938		116,633
CGI Group, Cl. A	1,195	a	41,303
CI Financial	600		18,127
Crescent Point Energy	1,800		68,260
Dollarama	400		28,870
Eldorado Gold	2,766		21,840
Empire, Cl. A	100		7,860
Enbridge	3,900		173,034
EnCana	3,900		68,424
Enerplus	1,339		21,758
Finning International	896		19,279
First Capital Realty	800		13,303
First Quantum Minerals	2,393		38,443
Fortis	800		25,150
Franco-Nevada	600		25,552
George Weston	200		16,953
Gildan Activewear	423		18,879
Goldcorp	4,100		115,643
Great-West Lifeco	1,600		46,344
H&R Real Estate Investment Trust	900		18,936
Husky Energy	1,500		43,229
IGM Financial	600		28,513
Imperial Oil	1,534		65,820
Industrial Alliance Insurance & Financial Services	600		24,138
Intact Financial	610		35,878
Keyera	521		29,147
Kinross Gold	4,907		25,512
Loblaw	400		19,087
Lululemon Athletica	556	a	38,681
Magna International	1,244		95,138
Manulife Financial	9,400		165,559
MEG Energy	833	a	25,442
Metro	500		35,863
National Bank of Canada	900		69,233
New Gold	1,700	a	12,347
Onex	400		19,044
Open Text	200		14,135
Pacific Rubiales Energy	1,500		29,165
Pembina Pipeline	1,595		49,957
Pengrowth Energy	1,700		9,798
Penn West Petroleum	2,900		34,305
Peyto Exploration & Development	869		24,993
Potash Corporation of Saskatchewan	4,419		128,212
Power Corporation of Canada	1,600		46,001

Power Financial	1,400		43,959
RioCan Real Estate Investment Trust	1,000		23,698
Rogers Communications, Cl. B	1,700		67,927
Royal Bank of Canada	7,326		457,634
Saputo	591		27,343
Shaw Communications, Cl. B	1,600		39,770
Shoppers Drug Mart	1,156		68,802
Silver Wheaton	2,064		47,465
SNC-Lavalin Group	847		35,213
Sun Life Financial	3,100		100,386
Suncor Energy	7,725		244,137
Talisman Energy	5,500		62,331
Teck Resources, Cl. B	2,801		65,614
TELUS	1,000		30,387
Thomson Reuters	1,700		57,930
Tim Hortons	800		46,321
Toronto-Dominion Bank	4,700		396,098
Tourmaline Oil	1,014	a	39,085
TransAlta	1,700		23,420
TransCanada	3,600		164,490
Turquoise Hill Resources	1,393	a	5,574
Valeant Pharmaceuticals International	1,594	a	147,900
Vermillion Energy	474		25,424
Yamana Gold	3,400		35,519
			6,144,800
China--.0%
AAC Technologies Holdings	5,000		23,274
Yangzijiang Shipbuilding Holdings	4,000		2,943
			26,217
Denmark--.3%
AP Moller - Maersk, Cl. A	2		14,817
AP Moller - Maersk, Cl. B	6		47,064
Carlsberg, Cl. B	579		57,391
Coloplast, Cl. B	625		36,535
Danske Bank	3,485	a	64,237
DSV	710		18,623
Novo Nordisk, Cl. B	2,060		348,464
Novozymes, Cl. B	1,255		43,018
TDC	3,875		33,908
Tryg	63		5,716
William Demant Holding	194	a	17,087
			686,860
Finland--.2%
Elisa	900		19,337
Fortum	2,106		41,606
Kesko, Cl. B	161		5,057
Kone, Cl. B	705		52,429
Metso	654		23,030
Neste Oil	1,136		16,458
Nokia	19,619	a	76,996
Nokian Renkaat	583		25,897
Orion, Cl. B	239		5,847
Pohjola Bank, Cl. A	426		7,333
Sampo, Cl. A	2,008		88,048
Stora Enso, Cl. R	2,061		15,286
UPM-Kymmene	3,178		35,451
Wartsila	975		44,127
			456,902

France--2.2%
Accor	748		28,221
Aeroports de Paris	190		19,627
Air Liquide	1,633		216,769
Alstom	916		30,977
Arkema	372		37,290
Atos	227		17,065
AXA	9,373		206,680
BNP Paribas	5,040		326,097
Bouygues	927		27,094
Bureau Veritas	1,196		35,498
Cap Gemini	664		36,350
Carrefour	3,150		96,677
Casino Guichard Perrachon	274		28,177
CGG	866	a	21,890
Christian Dior	292		51,704
Cie de St-Gobain	1,916		88,831
Cie Generale des Etablissements Michelin	883		88,666
CNP Assurances	1,068		18,073
Credit Agricole	4,617	a	44,089
Danone	2,908		229,799
Dassault Systemes	296		38,898
Edenred	843		27,011
EDF	1,343		39,405
Essilor International	1,098		122,847
Eurazeo	80		5,141
Eutelsat Communications	801		22,394
Fonciere Des Regions	64		5,241
GDF Suez	6,581		138,067
Gecina	171		20,979
Groupe Eurotunnel	2,145		16,836
ICADE	266		24,003
Iliad	91		21,470
Imerys	244		16,117
JCDecaux	159		5,102
Kering	362		82,881
Klepierre	596		25,840
L'Oreal	1,232		206,431
Lafarge	996		63,688
Lagardere	437		13,828
Legrand	1,334		69,124
LVMH Moet Hennessy Louis Vuitton	1,293		235,058
Natixis	3,960		20,204
Orange	9,666		95,017
Pernod-Ricard	1,011		120,376
Publicis Groupe	884		71,315
Remy Cointreau	82		8,489
Renault	1,011		79,583
Rexel	442		10,722
Safran	1,362		79,979
Sanofi	6,012		641,206
Schneider Electric	2,691		214,119
SCOR	894		28,574
Societe BIC	105		11,650
Societe Generale	3,617		145,391
Sodexo	495		45,214
Suez Environnement	1,595		22,609
Technip	456		50,321

Thales	367		18,919
Total	10,735		572,682
Unibail-Rodamco	490		118,739
Vallourec	538		31,757
Veolia Environnement	1,994		26,753
Vinci	2,479		133,864
Vivendi	6,365		135,991
Wendel	202		23,347
Zodiac Aerospace	224		32,556
			5,589,312
Germany--2.0%
Adidas	1,055		117,615
Allianz	2,308		359,857
Axel Springer	81		4,224
BASF	4,642		411,659
Bayer	4,172		484,813
Bayerische Motoren Werke	1,699		166,333
Beiersdorf	472		43,653
Brenntag	251		41,239
Celesio	112		2,533
Commerzbank	5,363	a	45,862
Continental	576		90,728
Daimler	4,869		338,255
Deutsche Bank	5,197		234,414
Deutsche Boerse	1,031		72,941
Deutsche Lufthansa	1,198	a	23,986
Deutsche Post	4,585		128,520
Deutsche Telekom	14,381		175,018
E.ON	9,277		157,418
Fraport Frankfurt Airport Services Worldwide	269		17,437
Fresenius & Co.	654		82,550
Fresenius Medical Care & Co.	1,134		71,788
GEA Group	804		33,174
Hannover Rueckversicherung	357		26,549
HeidelbergCement	715		54,922
Henkel & Co.	561		46,601
Hochtief	76		5,791
Hugo Boss	91		10,554
Infineon Technologies	4,677		41,277
K+S	739		18,213
Kabel Deutschland Holding	480		54,138
Lanxess	508		31,767
Linde	950		183,003
MAN	221		25,185
Merck	368		60,854
Metro	773		26,650
Muenchener Rueckversicherungs	920		182,610
Osram Licht	360	a	14,017
RWE	2,574		77,441
SAP	4,664		343,062
Siemens	4,007		438,772
Suedzucker	263		8,584
Telefonica Deutschland Holding	1,915		13,105
ThyssenKrupp	2,147	a	46,700
United Internet	650		21,238
Volkswagen	142		32,332
			4,867,382
Greece--.0%

Hellenic Telecommunications Organization	1,083	a	9,797
OPAP	436		3,915
			13,712
Hong Kong--.7%
AIA Group	61,200		289,997
ASM Pacific Technology	1,300		14,130
Bank of East Asia	3,940		14,783
BOC Hong Kong Holdings	21,000		65,933
Cathay Pacific Airways	2,000		3,703
Cheung Kong Holdings	7,000		98,381
Cheung Kong Infrastructure Holdings	3,000		20,714
CLP Holdings	9,500		78,762
First Pacific	11,250		12,721
Galaxy Entertainment Group	9,000	a	47,404
Hang Lung Properties	9,000		29,185
Hang Seng Bank	4,400		67,342
Henderson Land Development	5,500		34,324
HKT Trust	15,000		14,680
Hong Kong & China Gas	29,769		76,306
Hong Kong Exchanges & Clearing	5,700		88,562
Hopewell Holdings	4,000		12,688
Hutchison Whampoa	11,000		124,175
Hysan Development	2,000		8,497
Kerry Properties	3,000		12,339
Li & Fung	24,000		31,750
Link REIT	12,500		61,165
MTR	8,000		29,759
New World Development	16,000		23,395
Noble Group	14,636		10,307
NWS Holdings	4,000		6,138
Orient Overseas International	500		2,775
PCCW	11,000		5,007
Power Assets Holdings	7,500		67,355
Shangri-La Asia	4,000		6,292
Sino Land	18,400		26,002
SJM Holdings	11,000		27,572
Sun Hung Kai Properties	8,000		106,762
Swire Pacific, Cl. A	3,000		35,394
Swire Properties	3,600		10,583
Wharf Holdings	8,200		70,575
Wheelock & Co.	5,000		26,046
Yue Yuen Industrial Holdings	2,000		5,506
			1,667,009
Ireland--.1%
Bank of Ireland	122,040	a	27,601
CRH	3,826		80,421
Elan	2,624	a	40,424
Kerry Group, Cl. A	764		46,668
			195,114
Israel--.1%
Bank Hapoalim	5,623		26,947
Bank Leumi Le-Israel	6,468	a	21,741
Bezeq Israeli Telecommunication	14,452		23,340
Delek Group	20		5,645
Israel	7	a	3,290
Israel Chemicals	1,543		12,330
Mellanox Technologies	100	a	4,534
Mizrahi Tefahot Bank	424	a	4,528

NICE Systems	136		5,224
Teva Pharmaceutical Industries	4,339		171,902
			279,481
Italy--.5%
Assicurazioni Generali	6,047		119,141
Atlantia	1,231		23,353
Banca Monte dei Paschi di Siena	31,839	a	8,700
Enel	30,724		102,348
Enel Green Power	13,501		30,013
Eni	12,911		285,297
EXOR	146		4,801
Fiat	5,355	a	42,673
Fiat Industrial	3,649		44,928
Finmeccanica	723	a	3,778
Intesa Sanpaolo	60,384		114,554
Luxottica Group	785		41,898
Mediobanca	2,447		15,020
Pirelli & C	735		9,661
Prysmian	1,079		21,934
Saipem	1,034		22,078
Snam	10,950		51,685
STMicroelectronics	3,337		28,683
Telecom Italia	56,245		38,049
Telecom Italia-RSP	22,331		11,708
Tenaris	2,033		45,816
Terna Rete Elettrica Nazionale	6,238		27,801
UniCredit	22,502		122,497
Unione di Banche Italiane	4,768		20,247
			1,236,663
Japan--5.2%
ABC-Mart	200		9,029
Acom	430	a	13,263
Advantest	1,100		14,392
Aeon	3,100		42,680
AEON Financial Service	300		8,754
AEON Mall	770		19,205
Air Water	1,000		14,687
Aisin Seiki	900		35,757
Ajinomoto	3,000		41,916
Alfresa Holdings	100		4,969
Amada	1,000		7,200
ANA Holdings	7,000		14,442
Aozora Bank	7,000		21,663
Asahi Glass	5,000		32,428
Asahi Group Holdings	1,800		45,942
Asahi Kasei	6,000		38,055
Asics	500		8,421
Astellas Pharma	2,200		117,965
Bank of Kyoto	1,000		8,007
Bank of Yokohama	5,000		27,474
Benesse Holdings	200		6,904
Bridgestone	3,100		110,183
Brother Industries	1,100		12,246
CALBEE	100		9,631
Canon	5,500		169,926
Casio Computer	600		5,362
Central Japan Railway	700		85,936
Chiba Bank	4,000		27,740

Chiyoda	1,000		11,888
Chubu Electric Power	3,500		48,616
Chugai Pharmaceutical	1,300		25,825
Chugoku Bank	1,000		13,012
Chugoku Electric Power	1,500		22,076
Citizen Holdings	400		2,292
Coca-Cola West	200		3,889
Cosmo Oil	1,000	a	1,859
Credit Saison	600		13,488
Dai Nippon Printing	2,000		17,853
Dai-ichi Life Insurance	38		51,891
Daicel	1,000		8,630
Daido Steel	1,000		5,811
Daihatsu Motor	1,000		22,020
Daiichi Sankyo	3,600		58,719
Daikin Industries	1,300		54,172
Dainippon Sumitomo Pharma	400		5,319
Daito Trust Construction	300		27,454
Daiwa House Industry	3,000		55,245
Daiwa Securities Group	8,000		68,308
DeNA	500		9,504
Denso	2,300		104,770
Dentsu	700		22,378
Don Quijote	400		20,958
East Japan Railway	1,800		145,052
Eisai	1,200		50,802
Electric Power Development	400		13,257
FamilyMart	200		8,835
FANUC	1,000		151,772
Fast Retailing	300		102,798
Fuji Electric	2,000		7,497
Fuji Heavy Industries	3,000		74,211
FUJIFILM Holdings	2,000		43,979
Fujitsu	9,000		34,562
Fukuoka Financial Group	5,000		22,572
Furukawa Electric	1,000		2,421
Gree	200		1,622
GungHo Online Entertainment	10	a	8,171
Gunma Bank	1,000		5,668
Hachijuni Bank	1,000		5,883
Hakuhodo DY Holdings	70		4,826
Hamamatsu Photonics	300		10,433
Hankyu Hanshin Holdings	5,000		28,649
Hino Motors	1,000		15,392
Hirose Electric	200		26,739
Hiroshima Bank	3,000		12,501
Hisamitsu Pharmaceutical	200		11,031
Hitachi	24,000		161,291
Hitachi Chemical	200		3,372
Hitachi Construction Machinery	700		13,834
Hitachi High-Technologies	200		4,375
Hitachi Metals	1,000		12,042
Hokkaido Electric Power	1,300	a	17,008
Hokuhoku Financial Group	13,000		24,563
Hokuriku Electric Power	1,300		18,788
Honda Motor	8,300		307,721
Hoya	2,400		51,819
Hulic	1,200		14,401

Ibiden	200		2,991
Idemitsu Kosan	100		8,344
IHI	7,000		29,527
INPEX	10		43,816
Isetan Mitsukoshi Holdings	2,280		31,530
Isuzu Motors	5,000		35,594
ITOCHU	7,800		92,889
Itochu Techno-Solutions	100		3,968
Iyo Bank	1,000		9,560
J Front Retailing	3,200		25,493
Japan Airlines	200		10,622
Japan Exchange Group	300		28,189
Japan Petroleum Exploration	100		4,300
Japan Prime Realty Investment	2		5,481
Japan Real Estate Investment	3		31,743
Japan Retail Fund Investment	11		21,683
Japan Steel Works	1,000		5,628
Japan Tobacco	5,600		195,894
JFE Holdings	2,500		56,608
JGC	1,000		35,339
Joyo Bank	4,000		21,571
JSR	700		12,669
JTEKT	1,100		13,853
JX Holdings	12,040		64,067
Kajima	6,000		21,142
Kamigumi	1,000		8,304
Kaneka	1,000		6,782
Kansai Electric Power	3,800	a	46,573
Kansai Paint	1,000		12,992
Kao	2,700		86,590
Kawasaki Heavy Industries	8,000		29,333
KDDI	2,800		154,714
Keikyu	2,000		16,709
Keio	2,000		14,095
Keisei Electric Railway	1,000		9,642
Keyence	221		72,230
Kikkoman	1,000		17,240
Kintetsu	8,000		34,399
Kirin Holdings	4,000		59,279
Kobe Steel	12,000	a	18,997
Koito Manufacturing	1,000		19,344
Komatsu	4,800		107,266
Konami	200		4,437
Konica Minolta Holdings	2,000		16,403
Kubota	6,000		87,632
Kuraray	1,800		24,616
Kurita Water Industries	700		14,299
Kyocera	800		81,299
Kyowa Hakko Kirin	1,371		13,695
Kyushu Electric Power	2,500	a	34,853
Lawson	400		31,376
LIXIL Group	1,500		35,267
M3	6		16,546
Mabuchi Motor	200		10,397
Makita	600		31,314
Marubeni	9,000		62,690
Marui Group	600		5,852
Mazda Motor	15,000	a	62,813

McDonald's Holdings Japan	200		5,552
Medipal Holdings	500		6,210
MEIJI Holdings	317		14,893
Miraca Holdings	400		19,324
Mitsubishi	7,200		131,558
Mitsubishi Chemical Holdings	7,500		35,313
Mitsubishi Electric	10,000		97,334
Mitsubishi Estate	7,000		178,092
Mitsubishi Gas Chemical	3,000		22,245
Mitsubishi Heavy Industries	14,000		75,355
Mitsubishi Logistics	1,000		14,615
Mitsubishi Materials	4,000		14,135
Mitsubishi Motors	2,200	a	29,076
Mitsubishi Tanabe Pharma	900		12,143
Mitsubishi UFJ Financial Group	64,360		395,060
Mitsubishi UFJ Lease & Finance	3,700		19,046
Mitsui & Co.	9,000		120,876
Mitsui Chemicals	2,000		4,637
Mitsui Fudosan	4,000		121,050
Mitsui OSK Lines	4,000	a	15,443
Mizuho Financial Group	116,400		241,336
MS&AD Insurance Group Holdings	2,290		59,454
Murata Manufacturing	1,100		75,723
Nabtesco	800		16,791
Namco Bandai Holdings	500		8,099
NEC	13,000		29,476
NEXON	400		5,062
NGK Insulators	1,000		13,380
NGK Spark Plug	1,000		19,896
NHK Spring	500		5,811
Nidec	500		40,854
Nikon	1,900		39,762
Nintendo	600		76,111
Nippon Building Fund	4		43,591
Nippon Electric Glass	1,000		5,382
Nippon Express	5,000		23,644
Nippon Meat Packers	1,000		15,422
Nippon Prologis REIT	2		17,363
Nippon Steel & Sumitomo Metal	35,880		104,441
Nippon Telegraph & Telephone	2,300		115,928
Nippon Yusen	6,000		16,668
Nishi-Nippon City Bank	2,000		5,168
Nissan Motor	12,800		134,262
Nisshin Seifun Group	500		5,801
Nissin Foods Holdings	400		15,913
Nitori Holdings	100		8,538
Nitto Denko	900		50,832
NKSJ Holdings	1,825		45,909
NOK	300		4,786
Nomura Holdings	18,700		142,671
Nomura Real Estate Holdings	900		20,986
Nomura Real Estate Office Fund	1		4,376
Nomura Research Institute	600		19,671
NSK	3,000		28,128
NTT Data	7		25,166
NTT DoCoMo	79		120,626
NTT Urban Development	11		13,302
Obayashi	4,000		21,407

Odakyu Electric Railway	3,000		28,526
OJI Paper	5,000		21,346
Olympus	900	a	27,567
Omron	1,100		34,098
Ono Pharmaceutical	400		25,697
ORACLE JAPAN	100		3,902
Oriental Land	300		48,871
ORIX	6,000		89,164
Osaka Gas	10,000		42,386
OTSUKA	100		11,317
Otsuka Holdings	1,800		58,186
Panasonic	11,500	a	99,954
Park24	800		14,740
Rakuten	3,500		47,293
Resona Holdings	10,900		54,216
Ricoh	3,000		33,766
Rinnai	100		7,333
Rohm	400		15,484
Sankyo	400		17,690
Sanrio	100		4,882
Santen Pharmaceutical	500		21,831
SBI Holdings	1,540		16,169
Secom	1,100		60,668
Sega Sammy Holdings	1,200		27,969
Sekisui Chemical	2,000		20,100
Sekisui House	3,000		38,821
Seven & I Holdings	3,600		136,043
Seven Bank	4,300		15,942
Sharp	6,000	a	24,757
Shikoku Electric Power	1,200	a	21,510
Shimadzu	1,000		7,895
Shimamura	100		11,480
Shimano	400		36,115
Shimizu	5,000		20,835
Shin-Etsu Chemical	2,100		131,263
Shinsei Bank	9,000		20,039
Shionogi & Co.	1,500		30,503
Shiseido	1,300		20,009
Shizuoka Bank	3,000		32,509
Showa Denko	3,000		4,045
Showa Shell Sekiyu	500		4,616
SMC	300		63,640
Softbank	4,800		305,914
Sojitz	2,900		4,946
Sony	5,200		109,831
Sony Financial Holdings	500		8,222
Stanley Electric	1,000		19,406
Sumco	200		1,767
Sumitomo	5,900		79,060
Sumitomo Chemical	9,000		29,691
Sumitomo Electric Industries	3,400		46,012
Sumitomo Heavy Industries	4,000		18,629
Sumitomo Metal Mining	2,000		26,146
Sumitomo Mitsui Financial Group	6,500		297,748
Sumitomo Mitsui Trust Holdings	16,980		78,388
Sumitomo Realty & Development	2,000		83,853
Sumitomo Rubber Industries	1,200		20,014
Suntory Beverage & Food	600		21,142

Suruga Bank	1,000		17,792
Suzuken	300		9,391
Suzuki Motor	1,600		38,419
Sysmex	400		25,860
T&D Holdings	3,200		40,560
Taiheiyo Cement	4,000		13,482
Taisei	5,000		19,508
Taisho Pharmaceutical Holdings	100		6,823
Taiyo Nippon Sanso	1,000		7,068
Takashimaya	1,000		9,856
Takeda Pharmaceutical	4,000		178,736
TDK	500		18,052
Teijin	2,000		4,351
Terumo	700		35,497
THK	900		18,807
Tobu Railway	5,000		25,840
Toho	900		18,789
Toho Gas	1,000		5,005
Tohoku Electric Power	2,600	a	30,432
Tokio Marine Holdings	3,300		105,663
Tokyo Electric Power	8,500	a	52,002
Tokyo Electron	800		36,482
Tokyo Gas	11,000		60,556
Tokyo Tatemono	4,000		33,296
Tokyu	5,000		32,530
Tokyu Land	2,000		19,120
TonenGeneral Sekiyu	1,000		9,682
Toppan Printing	2,000		13,604
Toray Industries	8,000		51,067
Toshiba	19,000		82,474
TOTO	1,000		10,224
Toyo Seikan Group Holdings	1,100		18,234
Toyo Suisan Kaisha	1,000		31,304
Toyoda Gosei	200		4,923
Toyota Industries	800		32,969
Toyota Motor	13,900		847,544
Toyota Tsusho	1,200		31,915
Trend Micro	700		23,307
Tsumura & Co.	500		14,268
Ube Industries	2,000		3,799
Unicharm	500		26,657
United Urban Investment	20		24,880
USS	60		7,176
West Japan Railway	900		38,055
Yahoo! Japan	71		37,853
Yakult Honsha	400		18,670
Yamada Denki	570		23,112
Yamaguchi Financial Group	1,000		9,539
Yamaha	400		5,139
Yamaha Motor	1,900		25,538
Yamato Holdings	1,800		39,563
Yamato Kogyo	200		6,496
Yamazaki Baking	1,000		11,807
Yaskawa Electric	1,000		11,960
Yokogawa Electric	1,500		19,457
Yokohama Rubber	1,000		9,866
			13,041,158
Luxembourg--.0%

SES	1,383		40,661
Macau--.0%
MGM China Holdings	4,400		12,680
Sands China	12,800		69,235
Wynn Macau	6,000		17,020
			98,935
Mexico--.0%
Fresnillo	667		10,441
Netherlands--.8%
Aegon	9,370		72,237
Akzo Nobel	1,160		70,610
ASML Holding	1,832		164,755
Core Laboratories	250		37,400
Corio	385		16,843
DE Master Blenders 1753	2,921	a	48,186
Delta Lloyd	729		15,779
European Aeronautic Defence and Space	2,836		169,346
Fugro	387		23,580
Gemalto	372		38,898
Heineken	1,207		84,783
Heineken Holding	504		31,621
ING Groep	19,585	a	200,102
Koninklijke Ahold	5,271		86,847
Koninklijke Boskalis Westminster	204		7,665
Koninklijke DSM	778		54,649
Koninklijke KPN	17,913	a	47,208
Koninklijke Philips	4,919		157,449
Koninklijke Vopak	333		19,178
QIAGEN	1,277	a	26,409
Randstad Holding	627		30,250
Reed Elsevier	3,682		70,536
TNT Express	942		7,405
Unilever	8,248		331,816
Wolters Kluwer	1,372		33,119
Ziggo	940		37,341
			1,884,012
New Zealand--.0%
Auckland International Airport	7,411		18,645
Contact Energy	460		1,973
Fletcher Building	2,636		17,117
SKYCITY Entertainment Group	1,940		6,492
Telecom Corporation of New Zealand	11,186		20,102
			64,329
Norway--.2%
Aker Solutions	651		9,810
DNB	5,123		85,328
Gjensidige Forsikring	1,221		18,907
Norsk Hydro	3,336		14,181
Orkla	4,297		33,273
Seadrill	1,962		84,203
Statoil	5,752		124,746
Telenor	3,496		77,421
Yara International	856		38,436
			486,305
Portugal--.0%
Banco Espirito Santo	11,649	a	11,313
Energias de Portugal	11,297		40,127
Galp Energia	1,586		25,319

Jeronimo Martins	1,108		21,889
Portugal Telecom	3,868		14,774
			113,422
Singapore--.4%
Ascendas Real Estate Investment Trust	6,400		11,583
Avago Technologies	1,330		48,784
CapitaCommercial Trust	13,000		14,372
CapitaLand	14,500		36,853
CapitaMall Trust	8,000		12,779
CapitaMalls Asia	4,000		6,279
City Developments	2,000		16,729
ComfortDelGro	13,000		20,459
DBS Group Holdings	8,500		111,697
Flextronics International	3,897	a	33,748
Genting Singapore	32,000		33,364
Global Logistic Properties	19,150		42,795
Golden Agri-Resources	22,640		9,353
Hutchison Port Holdings Trust	32,000		23,680
Jardine Cycle & Carriage	1,000		31,727
Keppel	7,200		58,638
Keppel Land	3,000		8,711
Olam International	10,045		13,398
Oversea-Chinese Banking	14,000		116,332
SembCorp Industries	3,000		11,992
SembCorp Marine	2,000		7,161
Singapore Airlines	1,866		14,845
Singapore Exchange	6,000		36,023
Singapore Press Holdings	9,000		31,089
Singapore Technologies Engineering	9,000		30,310
Singapore Telecommunications	40,000		123,697
StarHub	2,000		6,925
United Overseas Bank	6,000		101,318
UOL Group	3,000		16,477
Wilmar International	7,000		17,351
			1,048,469
Spain--.7%
Abertis Infraestructuras	2,033		37,743
Acciona	185		8,694
ACS Actividades de Construccion y Servicios	817		23,477
Amadeus IT Holding, Cl. A	2,014		69,180
Banco Bilbao Vizcaya Argentaria	28,141		266,480
Banco de Sabadell	9,957		20,373
Banco Popular Espanol	7,860	a	34,559
Banco Santander	54,688		399,712
Bankia	25,247	a	22,268
CaixaBank	6,750		24,892
Distribuidora Internacional de Alimentacion	2,248		18,626
Enagas	983		24,272
Ferrovial	2,262		38,519
Gas Natural SDG	1,933		39,345
Grifols	841		35,478
Iberdrola	23,245		128,335
Inditex	1,121		149,431
Mapfre	1,615		5,908
Red Electrica	417		23,275
Repsol	4,442		106,311
Telefonica	20,790	a	296,356
Zardoya Otis	780		11,363

			1,784,597
Sweden--.8%
Alfa Laval	1,522		34,535
Assa Abloy, Cl. B	1,851		81,956
Atlas Copco, Cl. A	3,509		91,572
Atlas Copco, Cl. B	1,765		41,376
Autoliv	519		42,439
Boliden	1,365		19,308
Electrolux, Ser. B	1,079		31,436
Elekta, Cl. B	1,950		33,297
Ericsson, Cl. B	14,732		174,145
Getinge, Cl. B	899		33,239
Hennes & Mauritz, Cl. B	4,858		180,960
Hexagon, Cl. B	1,326		40,442
Husqvarna, Cl. B	2,597		15,594
Industrivarden, Cl. C	308		5,538
Investment AB Kinnevik, Cl. B	1,157		34,933
Investor, Cl. B	2,429		73,114
Lundin Petroleum	1,032	a	22,736
Millicom International Cellular, SDR	294		23,477
Nordea Bank	13,497		170,935
Ratos, Cl. B	875		7,806
Sandvik	5,693		72,012
Scania, Cl. B	1,440		30,001
Securitas, Cl. B	2,321		22,629
Skandinaviska Enskilda Banken, Cl. A	8,049		88,848
Skanska, Cl. B	2,109		39,798
SKF, Cl. B	2,129		59,054
Svenska Cellulosa, Cl. B	3,057		80,902
Svenska Handelsbanken, Cl. A	2,333		105,945
Swedbank, Cl. A	4,689		113,086
Swedish Match	1,132		42,288
Tele2, Cl. B	1,478		18,934
TeliaSonera	12,458		90,212
Volvo, Cl. B	7,599		112,035
			2,034,582
Switzerland--2.2%
ABB	11,177	a	246,861
Actelion	555	a	36,882
Adecco	731	a	46,406
Aryzta	351	a	21,713
Baloise Holding	176		19,132
Banque Cantonale Vaudoise	12		6,198
Barry Callebaut	7	a	6,789
Cie Financiere Richemont, Cl. A	2,654		259,822
Coca-Cola HBC-CDI	1,168	a	30,419
Credit Suisse Group	7,644	a	224,583
EMS-Chemie Holding	56	a	19,636
Geberit	172		46,111
Givaudan	38	a	52,928
Glencore Xstrata	48,978	a	206,760
Holcim	1,094	a	79,084
Julius Baer Group	1,341	a	60,917
Kuehne + Nagel International	207		25,052
Lindt & Spruengli	1		45,589
Lindt & Spruengli-PC	3		11,787
Lonza Group	213	a	16,387
Nestle	16,208		1,098,105

Novartis	11,568		832,491
Pargesa Holding-BR	64		4,582
Partners Group Holding	101		26,706
Roche Holding	3,532		870,167
Schindler Holding	137		19,126
Schindler Holding-PC	296		42,379
SGS	24		54,330
Sika-BR	9		25,100
Sonova Holding	192	a	21,203
Sulzer	150		22,449
Swatch Group	163		16,829
Swatch Group-BR	147		87,363
Swiss Life Holding	122	a	21,910
Swiss Prime Site	350	a	25,755
Swiss Re	1,812	a	144,302
Swisscom	135		60,319
Syngenta	488		193,681
UBS	18,477	a	363,970
Zurich Insurance Group	775	a	208,604
			5,602,427
United Kingdom--5.4%
3i Group	5,667		33,053
Aberdeen Asset Management	6,253		36,556
Admiral Group	1,189		25,377
Aggreko	1,439		38,966
AMEC	1,468		24,052
Anglo American	7,173		153,641
Antofagasta	2,312		31,021
ArcelorMittal	5,321		70,059
ARM Holdings	6,453		85,896
Associated British Foods	1,639		48,471
AstraZeneca	6,319		320,588
Aviva	14,218		80,353
Babcock International Group	1,367		24,435
BAE Systems	15,288		103,703
Barclays	61,985		271,476
BG Group	17,241		311,196
BHP Billiton	10,719		306,397
BP	96,488		667,203
British American Tobacco	9,735		519,220
British Land	4,730		42,993
British Sky Broadcasting Group	5,554		69,958
BT Group	40,186		208,281
Bunzl	1,660		35,581
Burberry Group	1,962		45,666
Capita	2,966		47,061
Carnival	1,016		39,305
Centrica	26,665		158,607
Cobham	6,255		27,367
Compass Group	9,163		125,175
Croda International	728		27,787
Diageo	12,689		396,489
Direct Line Insurance Group	7,879		27,184
easyJet	1,370		29,428
Ensco, Cl. A	1,218		69,840
Experian	5,259		98,644
G4S	5,253		17,972
GKN	7,654		40,765

GlaxoSmithKline	24,702		632,816
Hammerson	3,258		26,243
Hargreaves Lansdown	1,495		22,299
HSBC Holdings	92,921		1,057,067
ICAP	4,181		25,874
IMI	1,787		37,298
Imperial Tobacco Group	5,029		168,768
Inmarsat	2,751		28,604
InterContinental Hotels Group	1,467		42,558
International Consolidated Airlines Group	4,645	a	20,602
Intertek Group	756		34,790
Intu Properties	4,520		23,145
Invensys	2,435		18,384
Investec	3,723		24,880
ITV	17,073		43,790
J Sainsbury	6,338		37,950
Johnson Matthey	1,124		48,476
Kingfisher	10,717		64,806
Land Securities Group	3,536		51,048
Legal & General Group	31,370		92,056
Liberty Global, Cl. A	1,046	a	84,852
Liberty Global, Ser. C	841	a	64,892
Lloyds Banking Group	232,621	a	242,300
London Stock Exchange Group	734		17,575
Marks & Spencer Group	7,100		52,007
Meggitt	3,859		32,141
Melrose Industries	4,920		21,107
National Grid	18,669		223,369
Next	742		56,326
Old Mutual	26,276		77,627
Pearson	4,288		88,063
Persimmon	2,130	a	40,050
Petrofac	1,670		33,357
Prudential	13,023		231,199
Randgold Resources	523		37,951
Reckitt Benckiser Group	3,287		233,968
Reed Elsevier	6,277		81,071
Resolution	7,877		38,801
Rexam	3,984		29,807
Rio Tinto	6,456		290,218
Rolls-Royce Holdings	9,640	a	172,313
Royal Bank of Scotland Group	12,135	a	58,631
Royal Dutch Shell, Cl. A	19,001		646,904
Royal Dutch Shell, Cl. B	13,195		465,594
RSA Insurance Group	19,923		37,885
SABMiller	4,874		238,788
Sage Group	5,319		28,361
Schroders	487		18,188
Segro	2,854		13,494
Serco Group	2,492		23,769
Severn Trent	1,330		35,873
Shire	2,633		96,212
Smith & Nephew	4,879		58,227
Smiths Group	1,911		40,264
SSE	5,128		122,866
Standard Chartered	12,244		283,958
Standard Life	12,433		71,740
Subsea 7	1,593		30,223

Tate & Lyle	2,189		27,939
Tesco	41,026		229,236
Travis Perkins	1,682		43,550
TUI Travel	1,371		7,971
Tullow Oil	4,756		75,100
Unilever	6,515		264,525
United Utilities Group	3,749		41,149
Vedanta Resources	192		3,397
Vodafone Group	246,343		740,135
Weir Group	942		30,796
Whitbread	773		37,983
William Hill	5,936		43,932
Willis Group Holdings	857		36,680
WM Morrison Supermarkets	10,670		46,926
Wolseley	1,219		58,340
WPP	6,776		122,047
			13,390,897
United States--31.8%
3M	3,313		389,046
Abbott Laboratories	7,962		291,648
AbbVie	7,986		363,203
Accenture, Cl. A	3,272		241,506
ACE	1,725		157,631
Actavis	619	a	83,113
Activision Blizzard	2,180		39,196
Adobe Systems	2,456	a	116,120
ADT	994	a	39,840
Advance Auto Parts	408		33,656
AES	3,243		40,343
Aetna	2,024		129,880
Affiliated Managers Group	255	a	45,989
Aflac	2,399		147,970
AGCO	527		29,644
Agilent Technologies	1,852		82,840
Air Products & Chemicals	1,012		109,944
Airgas	311		32,098
Akamai Technologies	966	a	45,595
Albemarle	543		33,671
Alcoa	4,735		37,643
Alexion Pharmaceuticals	914	a	106,234
Alleghany	75	a	30,291
Allergan	1,524		138,867
Alliance Data Systems	256	a	50,632
Alliant Energy	541		28,657
Allstate	2,552		130,101
Altera	1,823		64,826
Altria Group	10,157		356,104
Amazon.com	1,833	a	552,136
Ameren	1,133		40,573
American Capital Agency	2,300	c	51,819
American Electric Power	2,610		120,974
American Express	5,026		370,768
American International Group	7,096	a	322,939
American Tower	2,022	c	143,137
American Water Works	965		41,186
Ameriprise Financial	1,061		94,429
AmerisourceBergen	1,116		65,029
AMETEK	1,074		49,705

Amgen	3,778		409,120
Amphenol, Cl. A	844		66,305
Anadarko Petroleum	2,542		225,018
Analog Devices	1,603		79,124
Annaly Capital Management	4,271	c	50,910
ANSYS	450	a	35,928
Aon	1,440		97,200
Apache	2,006		160,982
Apple	4,756		2,152,090
Applied Materials	6,211		101,301
Arch Capital Group	670	a	36,281
Archer-Daniels-Midland	3,390		123,633
Arrow Electronics	394	a	17,986
Ashland	483		41,944
Assurant	487		26,376
AT&T	27,601		973,487
Autodesk	1,030	a	36,452
Automatic Data Processing	2,481		178,855
AutoZone	189	a	84,782
AvalonBay Communities	645	c	87,294
Avery Dennison	388		17,355
Avnet	495	a	18,647
Avon Products	2,219		50,726
Axis Capital Holdings	630		27,443
Baker Hughes	2,259		107,144
Ball	652		29,203
Bank of America	54,466		795,204
Baxter International	2,855		208,529
BB&T	3,600		128,484
Beam	660		42,893
Becton Dickinson & Co.	1,005		104,239
Bed Bath & Beyond	1,239	a	94,746
Berkshire Hathaway, Cl. B	5,386	a	624,076
Best Buy	1,478		44,473
Biogen Idec	1,198	a	261,320
BioMarin Pharmaceutical	783	a	50,621
BlackRock	715		201,601
BMC Software	695	a	31,949
Boeing	3,629		381,408
BorgWarner	520		49,624
Boston Properties	790	c	84,491
Boston Scientific	6,449	a	70,423
Bristol-Myers Squibb	8,268		357,508
Broadcom, Cl. A	2,691		74,191
Brown-Forman, Cl. B	665		48,219
Bunge	784		59,592
C.H. Robinson Worldwide	696		41,496
C.R. Bard	423		48,476
CA	1,477		43,926
Cablevision Systems (NY Group), Cl. A	923		17,251
Cabot Oil & Gas	1,098		83,250
Calpine	2,267	a	45,363
Camden Property Trust	469	c	33,083
Cameron International	1,331	a	78,928
Campbell Soup	1,096		51,293
Capital One Financial	2,972		205,127
Cardinal Health	1,815		90,913
CareFusion	1,213	a	46,785

CarMax	1,056	a	51,786
Carnival	1,869		69,209
Caterpillar	3,319		275,178
CBRE Group, Cl. A	1,408	a	32,623
CBS, Cl. B	3,002		158,626
Celanese, Ser. A	864		41,524
Celgene	2,122	a	311,637
CenterPoint Energy	2,188		54,306
CenturyLink	3,227		115,688
Cerner	1,621	a	79,429
CF Industries Holdings	277		54,295
Charles Schwab	5,923		130,839
Charter Communications, Cl. A	327	a	41,117
Cheniere Energy	1,374	a	39,255
Chesapeake Energy	2,567		59,811
Chevron	9,756		1,228,183
Chipotle Mexican Grill	145	a	59,779
Chubb	1,345		116,343
Church & Dwight	750		47,775
Cigna	1,475		114,799
Cimarex Energy	445		34,011
Cincinnati Financial	753		36,897
Cintas	477		22,662
Cisco Systems	26,837		685,685
CIT Group	892	a	44,698
Citigroup	15,293		797,377
Citrix Systems	990	a	71,300
Clorox	618		53,111
CME Group	1,509		111,636
CMS Energy	1,291		36,135
Coach	1,462		77,676
Cobalt International Energy	1,569	a	45,266
Coca-Cola	20,172		808,494
Coca-Cola Enterprises	1,298		48,727
Cognizant Technology Solutions, Cl. A	1,424	a	103,083
Colgate-Palmolive	4,742		283,904
Comcast, Cl. A	10,707		482,672
Comcast, Cl. A (Special)	2,623		113,078
Comerica	1,018		43,306
Computer Sciences	731		34,839
ConAgra Foods	2,163		78,322
Concho Resources	456	a	40,899
ConocoPhillips	5,859		380,015
CONSOL Energy	1,100		34,133
Consolidated Edison	1,390		83,261
Constellation Brands, Cl. A	874	a	45,527
Continental Resources	266	a	24,552
Corning	6,955		105,646
Costco Wholesale	2,211		259,328
Covidien	2,421		149,206
Cree	597	a	41,730
Crown Castle International	1,577	a	110,784
Crown Holdings	797	a	34,933
CSX	5,446		135,115
Cummins	852		103,254
CVS Caremark	6,221		382,529
D.R. Horton	1,264		25,406
Danaher	2,987		201,145

Darden Restaurants	712		34,924
DaVita HealthCare Partners	423	a	49,241
Deere & Co.	1,898		157,667
Dell	6,968		88,285
Delphi Automotive	1,476		79,291
Delta Air Lines	1,441		30,592
Denbury Resources	2,049	a	35,858
DENTSPLY International	683		29,287
Devon Energy	1,988		109,360
Diamond Offshore Drilling	399		26,909
Dick's Sporting Goods	616		31,669
Digital Realty Trust	517	c	28,585
DIRECTV	2,786	a	176,270
Discover Financial Services	2,382		117,933
Discovery Communications, Cl. A	717	a	57,159
Discovery Communications, Cl. C	521	a	37,856
DISH Network, Cl. A	1,025		45,766
Dollar General	1,488	a	81,349
Dollar Tree	1,038	a	55,689
Dominion Resources	2,828		167,729
Dover	916		78,446
Dow Chemical	6,134		214,935
Dr. Pepper Snapple Group	867		40,524
DTE Energy	918		64,903
Duke Energy	3,577		253,967
Duke Realty	1,684	c	27,735
Dun & Bradstreet	189		19,586
E.I. du Pont de Nemours & Co.	4,743		273,624
Eastman Chemical	682		54,853
Eaton	2,415		166,514
Eaton Vance	452		18,292
eBay	5,904	a	305,178
Ecolab	1,262		116,281
Edison International	1,481		73,828
Edwards Lifesciences	496	a	35,404
Electronic Arts	1,266	a	33,068
Eli Lilly & Co.	5,172		274,685
EMC	10,687		279,465
Emerson Electric	3,674		225,473
Energen	445		26,651
Energizer Holdings	342		34,816
Entergy	945		63,788
EOG Resources	1,383		201,213
EQT	676		58,474
Equifax	653		41,289
Equinix	244	a	43,761
Equity Residential	1,756	c	98,336
Estee Lauder, Cl. A	1,142		74,972
Everest Re Group	202		26,973
Exelon	4,390		134,290
Expedia	605		28,514
Expeditors International of Washington	1,138		45,884
Express Scripts Holding	4,151	a	272,098
Exxon Mobil	22,686		2,126,813
F5 Networks	370	a	32,471
Facebook, Cl. A	8,141	a	299,833
Family Dollar Stores	570		39,193
Fastenal	1,483		72,682

Federal Realty Investment Trust	313	c	32,968
FedEx	1,532		162,392
Fidelity National Financial, Cl. A	1,294		31,677
Fidelity National Information Services	1,557		67,200
Fifth Third Bancorp	4,557		87,631
First Republic Bank	305		13,173
FirstEnergy	2,183		83,107
Fiserv	755	a	72,661
FLIR Systems	610		19,807
Flowserve	696		39,449
Fluor	747		46,732
FMC	708		46,841
FMC Technologies	1,244	a	66,305
Ford Motor	18,556		313,225
Forest Laboratories	1,219	a	53,100
Fossil Group	244	a	26,816
Franklin Resources	1,950		95,316
Freeport-McMoRan Copper & Gold	5,304		149,997
Frontier Communications	3,618		15,774
GameStop, Cl. A	787		38,610
Gap	1,635		75,047
Garmin	603		24,168
General Dynamics	1,605		136,971
General Electric	52,089		1,269,409
General Growth Properties	1,995	c	41,376
General Mills	3,313		172,276
General Motors	3,605	a	129,311
Genuine Parts	820		67,232
Gilead Sciences	7,680	a	471,936
Goldman Sachs Group	2,238		367,099
Google, Cl. A	1,344	a	1,192,934
Green Mountain Coffee Roasters	737	a	56,882
H&R Block	1,469		46,171
Halliburton	4,868		219,985
Harley-Davidson	1,201		68,181
Harris	661		37,723
Hartford Financial Services Group	1,863		57,492
Hasbro	745		34,270
HCA Holdings	1,420		55,380
HCP	2,343	c	102,787
Health Care	1,460	c	94,155
Helmerich & Payne	580		36,656
Henry Schein	406	a	42,155
Herbalife	525		34,388
Hershey	814		77,224
Hertz Global Holdings	1,835	a	46,994
Hess	1,585		118,019
Hewlett-Packard	9,908		254,437
HollyFrontier	836		38,080
Hologic	1,613	a	36,615
Home Depot	7,531		595,175
Honeywell International	3,770		312,835
Hormel Foods	819		34,685
Hospira	797	a	32,438
Host Hotels & Resorts	3,847	c	68,707
Hudson City Bancorp	1,753		16,759
Humana	833		76,020
IHS, Cl. A	281	a	30,848

Illinois Tool Works	2,115		152,365
Illumina	667	a	53,240
Ingersoll-Rand	1,558		95,116
Integrys Energy Group	436		27,381
Intel	24,916		580,543
IntercontinentalExchange	330	a	60,209
International Business Machines	5,321		1,037,808
International Flavors & Fragrances	314		25,334
International Game Technology	1,692		31,251
International Paper	1,974		95,364
Interpublic Group of Cos.	2,272		37,374
Intuit	1,461		93,387
Intuitive Surgical	209	a	81,092
Invesco	2,322		74,745
Iron Mountain	854		23,741
J.B. Hunt Transport Services	424		31,770
J.C. Penney	496	a	7,242
J.M. Smucker	485		54,572
Jacobs Engineering Group	617	a	36,526
Johnson & Johnson	14,035		1,312,273
Johnson Controls	3,636		146,204
Joy Global	630		31,185
JPMorgan Chase & Co.	19,238		1,072,134
Juniper Networks	2,345	a	50,816
Kansas City Southern	491		52,905
KBR	887		27,745
Kellogg	1,201		79,554
KeyCorp	4,389		53,941
Kimberly-Clark	1,975		195,130
Kimco Realty	1,860	c	41,943
Kinder Morgan	3,352		126,572
Kinder Morgan Management	546	a	44,251
KLA-Tencor	767		44,969
Kohl's	1,000		52,980
Kraft Foods Group	2,905		164,365
Kroger	2,554		100,296
L Brands	1,292		72,055
L-3 Communications Holdings	509		47,413
Laboratory Corp. of America Holdings	482	a	46,629
Lam Research	868	a	42,723
Las Vegas Sands	2,126		118,142
Legg Mason	769		26,446
Leggett & Platt	555		17,433
Lennar, Cl. A	745		25,233
Leucadia National	1,594		42,767
Level 3 Communications	988	a	21,785
Liberty Interactive, Cl. A	2,300	a	56,258
Liberty Media, Cl. A	435	a	62,523
Liberty Property Trust	638	c	24,378
Life Technologies	789	a	58,859
Lincoln National	1,300		54,171
Linear Technology	1,067		43,278
LinkedIn, Cl. A	465	a	94,762
LKQ	1,375	a	35,846
Lockheed Martin	1,403		168,528
Loews	1,775		80,851
Lorillard	1,971		83,827
Lowe's	5,635		251,208

LSI	2,094		16,291
LyondellBasell Industries, Cl. A	2,127		146,146
M&T Bank	608		71,051
Macerich	622	c	38,595
Macy's	1,882		90,976
Manpowergroup	349		23,338
Marathon Oil	3,631		132,023
Marathon Petroleum	1,703		124,881
Marriott International, Cl. A	1,159		48,180
Marsh & McLennan	2,946		123,349
Martin Marietta Materials	247		24,601
Marvell Technology Group	2,622		34,007
Masco	1,609		33,017
MasterCard, Cl. A	538		328,508
Mattel	1,659		69,728
Maxim Integrated Products	1,344		38,438
McCormick & Co.	654		46,833
McDonald's	5,056		495,892
McGraw-Hill Financial	1,399		86,542
McKesson	1,195		146,579
MDU Resources Group	1,156		32,414
Mead Johnson Nutrition	1,059		77,138
MeadWestvaco	978		36,137
Medtronic	5,127		283,215
Merck & Co.	15,202		732,280
MetLife	4,723		228,688
MGM Resorts International	1,940	a	31,641
Microchip Technology	1,065		42,323
Micron Technology	5,137	a	68,065
Microsoft	39,955		1,271,768
Mohawk Industries	284	a	33,793
Molson Coors Brewing, Cl. B	814		40,749
Mondelez International, Cl. A	8,574		268,109
Monsanto	2,713		267,990
Monster Beverage	751	a	45,803
Moody's	1,144		77,529
Morgan Stanley	7,508		204,293
Mosaic	1,548		63,607
Motorola Solutions	1,300		71,279
Murphy Oil	1,025		69,413
Mylan	2,090	a	70,140
Nabors Industries	1,516		23,331
NASDAQ OMX Group	850		27,540
National Oilwell Varco	2,186		153,392
NetApp	1,889		77,676
Netflix	274	a	66,916
New York Community Bancorp	2,429		36,848
Newell Rubbermaid	1,283		34,667
Newmont Mining	2,632		78,960
News Corp., Cl. A	1,639	a	26,109
NextEra Energy	2,075		179,716
Nielsen Holdings	1,239		41,407
NIKE, Cl. B	3,637		228,840
NiSource	1,565		48,077
Noble	1,160		44,312
Noble Energy	1,824		113,982
Nordstrom	733		44,889
Norfolk Southern	1,619		118,446

Northeast Utilities	1,662		73,809
Northern Trust	1,196		70,014
Northrop Grumman	1,111		102,279
NRG Energy	1,479		39,667
Nuance Communications	1,711	a	32,098
Nucor	1,722		80,555
NVIDIA	2,612		37,691
NYSE Euronext	1,248		52,616
O'Reilly Automotive	502	a	62,881
Occidental Petroleum	4,070		362,434
Oceaneering International	513		41,599
OGE Energy	954		35,680
Omnicare	692		36,531
Omnicom Group	1,359		87,343
ONEOK	978		51,785
Onyx Pharmaceuticals	466	a	61,186
Oracle	19,076		617,109
Owens-Illinois	639	a	19,010
PACCAR	1,823		102,580
Pall	557		38,968
Parker Hannifin	780		80,558
PartnerRe	209		18,714
Patterson	260		10,631
Paychex	1,614		63,656
Peabody Energy	1,863		30,851
Pentair	937		57,232
People's United Financial	2,235		33,525
Pepco Holdings	1,225		25,174
PepsiCo	7,767		648,855
Perrigo	440		54,732
PetSmart	495		36,244
Pfizer	33,470		978,328
PG&E	2,253		103,390
Philip Morris International	8,291		739,391
Phillips 66	3,021		185,792
Pinnacle West Capital	492		28,979
Pioneer Natural Resources	702		108,642
Plum Creek Timber	759	c	37,024
PNC Financial Services Group	2,691		204,651
Polaris Industries	314		35,212
PPG Industries	738		118,405
PPL	2,754		87,495
Praxair	1,517		182,298
Precision Castparts	750		166,290
priceline.com	262	a	229,426
Principal Financial Group	1,507		65,344
Procter & Gamble	13,725		1,102,118
Progressive	2,999		78,004
Prologis	2,326	c	89,225
Prudential Financial	2,361		186,448
Public Service Enterprise Group	2,634		89,003
Public Storage	783	c	124,669
PulteGroup	1,610		26,774
PVH	432		56,933
QEP Resources	858		26,160
QUALCOMM	8,661		559,068
Quanta Services	987	a	26,461
Quest Diagnostics	708		41,283

Rackspace Hosting	711	a	32,201
Ralph Lauren	270		49,156
Range Resources	801		63,359
Raymond James Financial	709		31,246
Rayonier	544	c	31,791
Raytheon	1,558		111,927
Realogy Holdings	784		35,249
Realty Income	838	c	36,378
Red Hat	1,044	a	54,048
Regency Centers	488	c	25,732
Regeneron Pharmaceuticals	395	a	106,674
Regions Financial	7,401		74,084
RenaissanceRe Holdings	306		26,613
Republic Services	1,357		46,016
ResMed	676		32,211
Reynolds American	1,726		85,316
Robert Half International	842		31,356
Rock-Tenn, Cl. A	347		39,679
Rockwell Automation	742		71,863
Rockwell Collins	713		50,744
Roper Industries	524		66,003
Ross Stores	1,163		78,468
Rowan, Cl. A	516	a	17,725
Royal Caribbean Cruises	837		31,881
Safeway	1,225		31,593
SAIC	1,806		27,614
salesforce.com	2,869	a	125,519
SanDisk	1,181	a	65,097
SBA Communications, Cl. A	636	a	47,121
SCANA	777		40,334
Schlumberger	6,708		545,562
Scripps Networks Interactive, Cl. A	475		33,616
Seagate Technology	1,591		65,088
Sealed Air	673		18,333
Sears Holdings	80	a	3,664
SEI Investments	907		28,670
Sempra Energy	1,198		104,981
Sensata Technologies Holding	748	a	28,110
Sherwin-Williams	420		73,151
Sigma-Aldrich	540		45,122
Simon Property Group	1,573	c	251,774
Sirius XM Radio	17,243		64,316
SL Green Realty	390	c	35,354
SLM	2,366		58,464
Southern	4,427		198,507
Southwest Airlines	1,192		16,485
Southwestern Energy	1,839	a	71,335
Spectra Energy	3,419		123,050
Sprint	3,697	a	22,036
SPX	343		26,209
St. Jude Medical	1,335		69,941
Stanley Black & Decker	809		68,458
Staples	3,122		53,136
Starbucks	3,801		270,783
Starwood Hotels & Resorts Worldwide	963	c	63,702
State Street	2,347		163,515
Stericycle	436	a	50,550
Stryker	1,437		101,251

SunTrust Banks	2,602		90,524
Superior Energy Services	610	a	15,628
Symantec	3,593		95,861
Synopsys	793	a	29,373
Sysco	2,771		95,627
T-Mobile US	622	a	14,996
T. Rowe Price Group	1,220		91,793
Target	3,116		222,015
TD Ameritrade Holding	1,145		30,949
TE Connectivity	2,207		112,645
Teradata	755	a	44,636
Tesoro	832		47,299
Texas Instruments	5,623		220,422
Textron	1,479		40,495
The TJX Companies	3,716		193,381
Thermo Fisher Scientific	1,830		166,731
Tiffany & Co.	592		47,070
Time Warner	4,736		294,863
Time Warner Cable	1,512		172,474
Toll Brothers	777	a	25,540
Torchmark	476		33,834
Total System Services	1,031		28,260
Tractor Supply	344		41,669
TransDigm Group	239		34,557
Transocean	1,870		88,443
Travelers	1,938		161,920
Trimble Navigation	1,152	a	32,878
TripAdvisor	729	a	54,690
TRW Automotive Holdings	479	a	35,115
Twenty-First Century Fox	7,756		231,749
Twenty-First Century Fox, Cl. B	1,961		58,810
Tyco International	2,403		83,648
Tyson Foods, Cl. A	1,399		38,640
U.S. Bancorp	9,422		351,629
UDR	1,244	c	31,150
Ulta Salon Cosmetics & Fragrance	319	a	32,187
Ultra Petroleum	526	a	11,388
Under Armour, Cl. A	451	a	30,276
Union Pacific	2,372		376,175
United Continential Holdings	247	a	8,608
United Parcel Service, Cl. B	3,695		320,726
United Technologies	4,395		463,980
UnitedHealth Group	5,182		377,509
Unum Group	1,468		46,448
Urban Outfitters	444	a	18,897
Valero Energy	2,863		102,410
Varian Medical Systems	596	a	43,210
Ventas	1,509	c	99,202
VeriSign	855	a	40,903
Verisk Analytics, Cl. A	728	a	46,854
Verizon Communications	14,382		711,621
Vertex Pharmaceuticals	1,129	a	90,094
VF	424		83,528
Viacom, Cl. B	2,269		165,115
Visa, Cl. A	2,669		472,440
VMware, Cl. A	473	a	38,876
Vornado Realty Trust	815	c	69,120
Vulcan Materials	574		27,081

W.R. Berkley	751		31,820
W.W. Grainger	308		80,739
Wal-Mart Stores	8,421		656,333
Walgreen	4,566		229,442
Walt Disney	8,642		558,705
Warner Chilcott, Cl. A	1,299		27,682
Waste Management	2,098		88,179
Waters	459	a	46,331
Weatherford International	4,032	a	56,287
WellPoint	1,561		133,559
Wells Fargo & Co.	25,160		1,094,460
Western Digital	999		64,316
Western Union	2,753		49,444
Weyerhaeuser	3,164	c	89,858
Whirlpool	454		60,809
Whiting Petroleum	716	a	36,853
Whole Foods Market	1,702		94,597
Williams	3,508		119,868
Windstream	2,205		18,412
Wisconsin Energy	1,042		45,306
Wyndham Worldwide	622		38,751
Wynn Resorts	403		53,651
Xcel Energy	2,360		70,682
Xerox	5,932		57,540
Xilinx	1,168		54,534
XL Group	1,408		44,141
Xylem	905		22,562
Yahoo!	4,809	a	135,085
Yum! Brands	2,309		168,372
Zimmer Holdings	896		74,798
Zoetis	2,601		77,536
			79,525,917

Total Common Stocks
(cost $129,545,726)	145,785,461

Preferred Stocks--.1%	Shares	Value ($)
Germany
Bayerische Motoren Werke	368	27,979
Fuchs Petrolub	326	24,456
Henkel & Co.	853	83,566
Porsche Automobil Holding	681	58,018
ProSiebenSat.1 Media	436	17,888
RWE	68	2,043
Volkswagen	743	176,587
Total Preferred Stocks
(cost $275,564)		390,537

	Number of
Rights--.0%	Rights		Value ($)
Australia--.0%
ALS	178	a	111
Spain--.0%
Banco Santander	54,688	a	12,004
CaxiaBank	6,750	a	476
Zardoya Otis	780	a	444
			12,924

Total Rights
(cost $12,419)	13,035

	Face Amount
	Covered by
Options Purchased--5.4%	Contracts ($)		Value ($)
Call Options--5.3%
U.S. Treasury 10 Year Note Futures,
September 2013 @ $115	1,154,000	a	13,216,906

	Number of
	Contracts		Value ($)
Put Options--.1%
Swiss Market Index Futures,
September 2013 @ CHF 7,694	550	a	68,968
Swiss Market Index Futures,
September 2013 @ CHF 7,706	570	a	74,061
			143,029
Total Options Purchased
(cost $17,613,904)			13,359,935

	Principal
Short-Term Investments--19.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 12/5/13	950,000	d	949,876
0.04%, 8/15/13	13,000,000		12,999,974
0.04%, 8/29/13	2,500,000		2,499,955
0.04%, 9/12/13	6,605,000	d	6,604,828
0.05%, 9/5/13	9,000,000		8,999,847
0.05%, 9/19/13	1,270,000		1,269,957
0.05%, 9/26/13	15,110,000		15,109,350
Total Short-Term Investments
(cost $48,432,489)			48,433,787

Other Investment--14.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,249,030)	36,249,030	[e]	36,249,030
Total Investments (cost $232,129,132)	98.0%		244,231,785
Cash and Receivables (Net)	2.0%		4,871,066
Net Assets	100.0%		249,102,851

BR - Bearer Certificate
CDI - Chess Depository Interest
CHF- Swiss Franc
PC - Participation Certificate
REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2013, the value of this security amounted to $0 or less than .01% of net assets.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $12,126,813 of which $22,790,165 related to appreciated investment securities and $10,663,352 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	34.0
Financial	12.6
Consumer Discretionary	7.4
Health Care	6.4
Industrial	6.4
Information Technology	6.0
Consumer Staples	5.9
Energy	5.7
Options Purchased	5.4
Materials	3.5
Telecommunication Services	2.7
Utilities	2.0
98.0

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)

Financial Futures Long
Amsterdam Exchange Index	12	1,176,086	August 2013	13,841
ASX SPI 200	42	4,728,412	September 2013	220,716
Australian 10 Year Bond	84	8,970,048	September 2013	(138,816)
Canadian 10 Year Bond	96	12,295,590	September 2013	64,270
DAX	106	29,083,087	September 2013	172,829
Euro-Bond Options	88	2,618,880	August 2013	(309,536)
FTSE 100	257	25,660,904	September 2013	570,134
Hang Seng	34	4,792,511	August 2013	(8,308)
Long Gilt	40	6,856,621	September 2013	(6,822)
Standard & Poor's 500 E-mini	58	4,873,450	September 2013	109,786

Financial Futures Short
CAC 40 10 EURO	174	(9,237,269)	August 2013	(274,166)
Euro-Bond	220	(41,668,529)	September 2013	54,351
FTSE/MIB Index	16	(1,756,599)	September 2013	708
IBEX 35 Index	80	(8,943,273)	August 2013	(666,007)
Japanese 10 Year Bond	15	(22,002,860)	September 2013	(99,784)
Japanese 10 Year Mini Bond	69	(10,119,906)	September 2013	(35,529)
S&P/ Toronto Stock Exchange 60 Index	21	(2,915,996)	September 2013	(81,005)
Topix	38	(4,368,195)	September 2013	145,407
U.S. Treasury 10 Year Notes	477	(60,310,688)	September 2013	535,836

Gross Unrealized Appreciation				1,887,878
Gross Unrealized Depreciation				(1,619,973)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/18/2013	a	2,404,142	2,205,106	2,153,631	(51,475)
9/18/2013	b	3,656,820	3,358,073	3,275,779	(82,294)
9/18/2013	c	1,212,520	1,116,684	1,086,176	(30,508)
9/18/2013	d	4,111,452	3,768,001	3,683,039	(84,962)
9/18/2013	e	532,500	490,921	477,013	(13,908)
9/18/2013	f	268,920	255,756	240,899	(14,857)
9/18/2013	g	1,862,660	1,714,707	1,668,571	(46,136)
9/18/2013	h	448,200	426,126	401,498	(24,628)
9/18/2013	i	8,466,656	7,766,816	7,584,429	(182,387)

British Pound,
Expiring:
9/18/2013	a	3,380,374	5,159,752	5,140,659	(19,093)
9/18/2013	b	1,045,400	1,581,705	1,589,778	8,073
9/18/2013	c	1,136,206	1,754,682	1,727,870	(26,812)
9/18/2013	d	1,239,380	1,869,096	1,884,770	15,674
9/18/2013	e	3,414,990	5,137,759	5,193,301	55,542
9/18/2013	f	3,151,700	4,844,417	4,792,906	(51,511)
9/18/2013	g	2,731,650	4,175,196	4,154,121	(21,075)
9/18/2013	h	3,342,700	5,190,698	5,083,367	(107,331)
9/18/2013	i	9,160,380	14,021,196	13,930,527	(90,669)
9/18/2013	j	879,560	1,329,652	1,337,579	7,927

Canadian Dollar,
Expiring:
9/18/2013	a	2,440,367	2,320,678	2,373,082	52,404
9/18/2013	b	858,500	821,183	834,830	13,647
9/18/2013	c	6,925,230	6,740,659	6,734,290	(6,369)
9/18/2013	d	4,849,570	4,676,790	4,715,860	39,070
9/18/2013	e	14,050,522	13,720,054	13,663,127	(56,927)
9/18/2013	f	792,640	760,928	770,785	9,857
9/18/2013	g	610,800	583,571	593,958	10,387
9/18/2013	h	6,268,485	6,120,518	6,095,652	(24,866)
9/18/2013	i	9,277,385	8,863,682	9,021,593	157,911
9/18/2013	j	7,259,080	7,058,023	7,058,935	912

Euro,
Expiring:
9/18/2013	b	1,484,450	1,965,187	1,975,186	9,999
9/18/2013	c	2,678,250	3,517,590	3,563,638	46,048
9/18/2013	d	3,021,725	3,941,946	4,020,661	78,715
9/18/2013	e	1,785,500	2,343,897	2,375,758	31,861
9/18/2013	g	539,800	714,190	718,249	4,059
9/18/2013	i	409,395	534,490	544,735	10,245

Japanese Yen,
Expiring:
9/18/2013	a	10,147,700	107,682	103,669	(4,013)
9/18/2013	c	8,118,160	86,245	82,935	(3,310)
9/18/2013	d	473,348,064	4,947,484	4,835,768	(111,716)
9/18/2013	e	5,073,850	53,812	51,834	(1,978)
9/18/2013	f	18,265,860	193,783	186,605	(7,178)
9/18/2013	g	9,132,930	96,813	93,302	(3,511)
9/18/2013	h	30,443,100	323,559	311,009	(12,550)
9/18/2013	i	20,295,400	215,626	207,339	(8,287)

New Zeland Dollar,
Expiring:
9/18/2013	b	9,707,789	7,516,741	7,725,886	209,145
9/18/2013	c	4,942,318	3,852,828	3,933,314	80,486
9/18/2013	e	6,278,618	4,988,481	4,996,800	8,319
9/18/2013	h	8,897,753	6,990,119	7,081,223	91,104
9/18/2013	i	8,225,749	6,421,842	6,546,413	124,571

Norwegian Krone,
Expiring:
9/18/2013	a	41,942,760	7,174,174	7,104,313	(69,861)
9/18/2013	c	3,125,640	528,991	529,423	432
9/18/2013	d	6,535,420	1,071,872	1,106,978	35,106
9/18/2013	e	7,745,190	1,268,127	1,311,889	43,762
9/18/2013	f	4,186,620	723,943	709,134	(14,809)
9/18/2013	g	6,098,890	1,016,912	1,033,037	16,125
9/18/2013	h	6,977,700	1,206,619	1,181,890	(24,729)
9/18/2013	i	7,084,000	1,194,053	1,199,896	5,843
9/18/2013	j	4,638,040	762,334	785,597	23,263

Swedish Krona,
Expiring:
9/18/2013	a	76,113,475	11,502,084	11,664,227	162,143
9/18/2013	b	60,108,772	9,074,632	9,211,540	136,908
9/18/2013	c	895,680	134,059	137,261	3,202
9/18/2013	d	4,627,680	691,625	709,182	17,557
9/18/2013	e	14,252,060	2,093,452	2,184,098	90,646

9/18/2013	f	70,573,051	10,693,129	10,815,168	122,039
9/18/2013	g	2,836,320	423,445	434,660	11,215
9/18/2013	i	49,782,255	7,483,977	7,629,024	145,047
9/18/2013	j	3,284,160	492,572	503,290	10,718

Swiss Franc,
Expiring:
9/18/2013	a	166,891	178,894	180,408	1,514
9/18/2013	b	106,300	114,027	114,909	882
9/18/2013	c	53,150	56,971	57,454	483
9/18/2013	d	4,030,575	4,245,344	4,357,024	111,680
9/18/2013	g	106,300	114,178	114,909	731
9/18/2013	i	995,384	1,056,887	1,076,002	19,115

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
9/18/2013	a	10,688,915	10,010,468	9,575,129	435,339
9/18/2013	b	6,921,230	6,489,068	6,200,037	289,031
9/18/2013	c	398,445	359,496	356,927	2,569
9/18/2013	d	5,172,050	4,676,486	4,633,121	43,365
9/18/2013	e	22,527,502	21,252,794	20,180,135	1,072,659
9/18/2013	g	1,183,500	1,068,511	1,060,179	8,332
9/18/2013	h	591,750	534,137	530,089	4,048
9/18/2013	i	1,944,110	1,761,129	1,741,534	19,595

British Pound,
Expiring:
9/18/2013	a	13,235,756	20,622,210	20,128,101	494,109
9/18/2013	b	3,634,300	5,580,489	5,526,814	53,675
9/18/2013	c	8,744,151	13,461,031	13,297,552	163,479
9/18/2013	d	4,192,991	6,484,031	6,376,436	107,595
9/18/2013	e	2,414,963	3,682,426	3,672,523	9,903
9/18/2013	g	6,683,703	10,349,048	10,164,153	184,895
9/18/2013	i	2,171,897	3,372,522	3,302,884	69,638

Canadian Dollar,
Expiring:
9/18/2013	a	3,896,680	3,733,853	3,789,243	(55,390)
9/18/2013	b	606,480	584,080	589,758	(5,678)
9/18/2013	c	9,732,240	9,533,112	9,463,907	69,205
9/18/2013	d	4,216,712	4,038,761	4,100,451	(61,690)
9/18/2013	e	14,430,060	14,096,195	14,032,200	63,995
9/18/2013	g	1,813,360	1,735,505	1,763,362	(27,857)

9/18/2013	h	1,899,580	1,867,221	1,847,205	20,016
9/18/2013	i	10,763,138	10,449,506	10,466,381	(16,875)
9/18/2013	j	10,396,680	10,156,036	10,110,027	46,009

Euro,
Expiring:
9/18/2013	a	1,109,000	1,471,503	1,475,618	(4,115)
9/18/2013	b	6,902,387	9,176,693	9,184,210	(7,517)
9/18/2013	c	7,632,042	10,190,300	10,155,078	35,222
9/18/2013	d	4,863,200	6,400,592	6,470,899	(70,307)
9/18/2013	e	12,634,869	16,679,939	16,811,762	(131,823)
9/18/2013	f	12,756,692	16,903,618	16,973,858	(70,240)
9/18/2013	g	739,440	986,100	983,887	2,213
9/18/2013	h	2,464,800	3,283,219	3,279,625	3,594
9/18/2013	i	3,243,210	4,308,685	4,315,365	(6,680)

Japanese Yen,
Expiring
9/18/2013	d	79,772,000	802,575	814,958	(12,383)

New Zeland Dollar,
Expiring:
9/18/2013	a	2,294,445	1,785,523	1,826,021	(40,498)
9/18/2013	b	958,700	744,194	762,976	(18,782)
9/18/2013	c	738,850	579,870	588,009	(8,139)
9/18/2013	d	1,160,290	901,688	923,409	(21,721)
9/18/2013	e	908,250	709,869	722,825	(12,956)
9/18/2013	f	2,002,180	1,574,645	1,593,423	(18,778)
9/18/2013	g	1,551,190	1,212,522	1,234,506	(21,984)
9/18/2013	h	1,980,200	1,564,265	1,575,930	(11,665)
9/18/2013	i	4,901,315	3,806,070	3,900,682	(94,612)
9/18/2013	j	469,480	367,326	373,633	(6,307)

Norwegian Krone,
Expiring:
9/18/2013	a	13,325,864	2,186,061	2,257,150	(71,089)
9/18/2013	b	2,842,720	467,999	481,504	(13,505)
9/18/2013	c	3,841,300	626,796	650,643	(23,847)
9/18/2013	d	11,712,748	1,917,154	1,983,918	(66,764)
9/18/2013	g	1,187,200	192,994	201,090	(8,096)
9/18/2013	i	17,724,286	2,897,075	3,002,160	(105,085)
9/18/2013	j	8,119,250	1,327,477	1,375,247	(47,770)

Swedish Krona,
Expiring:
9/18/2013	a	4,625,017	685,403	708,774	(23,371)
9/18/2013	b	2,428,100	358,951	372,101	(13,150)

9/18/2013	c	1,864,370	278,083	285,710	(7,627)
9/18/2013	d	7,385,955	1,099,745	1,131,882	(32,137)
9/18/2013	e	406,450	62,108	62,288	(180)
9/18/2013	f	1,463,220	224,310	224,235	75
9/18/2013	g	3,159,710	470,633	484,219	(13,586)
9/18/2013	h	2,438,700	373,508	373,725	(217)
9/18/2013	i	12,382,283	1,833,073	1,897,559	(64,486)

Swiss Franc,
Expiring:
9/18/2013	a	1,359,600	1,443,677	1,469,718	(26,041)
9/18/2013	b	457,050	489,288	494,068	(4,780)
9/18/2013	c	870,960	932,643	941,501	(8,858)
9/18/2013	d	2,178,537	2,321,601	2,354,983	(33,382)
9/18/2013	e	2,132,367	2,224,528	2,305,074	(80,546)
9/18/2013	f	388,226	420,424	419,670	754
9/18/2013	g	3,022,363	3,250,914	3,267,153	(16,239)
9/18/2013	h	538,500	584,165	582,115	2,050
9/18/2013	i	5,536,232	5,885,464	5,984,629	(99,165)
9/18/2013	j	432,520	455,476	467,551	(12,075)

Gross Unrealized Appreciation	5,225,732
Gross Unrealized Depreciation	(2,695,743)

Counterparties:
a	Bank of America
b	BNP Paribas
c Citigroup
d	Credit Suisse
e Deutsche Bank
f	Goldman Sachs International
g	HSBC
h	Standard Chartered Bank
i	UBS
j	Royal Bank of Canada

STATEMENT OF OPTIONS WRITTEN
July 31, 2013 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
September 2013 @ CHF 7,694	550	a	(142,574)
Swiss Market Index Futures,
September 2013 @ CHF 7,706	570	a	(142,817)

(premiums received $309,551)			(285,391)

CHF-Swiss Franc
a Non-income producing security.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
July 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--80.6%		Rate (%)	Date	Amount ($) [a]		Value ($)
Banks--4.8%
Australia & New Zealand Banking
Group, Sub. Notes	GBP	4.75	12/7/18	50,000	b	76,857
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	30,000	b	31,148
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		57,200
LBG Capital No.1,
Bank Gtd. Bonds, Ser. 19	GBP	11.04	3/19/20	50,000		89,153
Lloyds TSB Bank,
Gov't Gtd. Notes	GBP	1.50	5/2/17	100,000		154,872
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	4.72	3/10/14	100,000	b	90,446
UBS,
Sub. Notes	GBP	5.25	6/21/21	50,000	b	81,313
						580,989
Casinos--1.1%
Gtech,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000	b	70,605
Peermont Global Proprietary,
Scd. Notes	EUR	7.75	4/30/14	50,000		66,019
						136,624
Consumer Discretionary--.6%
DIRECTV Holdings,
Gtd. Notes		4.60	2/15/21	15,000		15,513
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	38,612		54,579
						70,092
Consumer Staples--1.7%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		84,280
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		96,887
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/49	200,000		20,395
						201,562
Diversified Financial Services--14.2%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	40,637		62,664
ASB Finance,
Bank Gtd. Notes	GBP	1.34	10/23/15	100,000	b	153,092
Boats Investments Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	95,862		63,127
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		87,661
Citigroup,
Sub. Notes	EUR	4.25	2/25/30	80,000	b	103,544
Direct Line Insurance Group,
Gtd. Notes	GBP	9.25	4/27/42	100,000	b	187,838
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	50,000		77,282

F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	81,174
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		51,098
Juturna European Loan Conduit No.
16, Mortgage Backed Notes	GBP	5.06	8/10/33	47,789	b	80,363
Motability Operations Group,
Gtd. Notes	GBP	5.38	6/28/22	50,000		89,440
Permanent TSB,
Gov't Gtd. Notes	EUR	4.00	3/10/15	100,000		136,705
Principal Financial Global
Funding, Sr. Scd. Notes	GBP	6.00	1/23/14	80,000		124,047
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	b	73,206
QBE Insurance Group,
Sr. Unscd. Bonds	GBP	10.00	3/14/14	50,000		79,892
SLM Student Loan Trust 2003-10,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		142,238
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,572		80,708
Toys R Us Property Co. I,
Gtd. Notes		10.75	7/15/17	50,000		53,000
						1,727,079
Energy--2.7%
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	53,000		56,776
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		59,305
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		103,482
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	b	73,419
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		36,021
						329,003
Foreign/Governmental--25.7%
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		66,033
Canada Housing Trust No 1,
Gov't Gtd. Bonds	CAD	1.75	6/15/18	120,000	c	114,786
Canadian Government,
Bonds	CAD	2.00	6/1/16	315,000		312,362
Czech Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		115,727
Dutch Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		149,820
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	180,000		32,474
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.58	1/5/16	40,000	b	60,852
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		14,948
European Investment Bank,
Sr. Unscd. Notes	BRL	6.00	1/25/16	60,000		24,600
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		103,338
European Investment Bank,

Sr. Unscd. Bonds	TRY	8.00	11/23/15	46,000		23,835
Europeon Investment Bank,
Sr. Unscd. Bonds	TRY	0.00	3/30/16	59,000	d	24,801
Finnish Government,
Sr. Unscd. Notes	GBP	0.56	2/25/16	100,000	b	152,147
French Government,
Bonds	EUR	1.00	5/25/18	180,000		239,307
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.19	1/14/15	140,000	b	140,133
Irish Government,
Bonds	EUR	3.90	3/20/23	96,000		128,077
Irish Government,
Bonds	EUR	5.90	10/18/19	80,000		120,916
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	130,000	e	101,483
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		120,016
Romanian Government,
Sr. Unscd. Notes	EUR	5.25	6/17/16	30,000		42,761
Swedish Government,
Bonds, Ser. 1051	SEK	3.75	8/12/17	1,430,000		239,782
Turkish Government,
Bonds	TRY	9.00	1/27/16	94,000		48,968
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	260,000		400,238
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	135,000	f	300,415
Venezuelan Government,
Sr. Unscd. Bonds		8.50	10/8/14	50,000		50,500
						3,128,319
Health Care--.6%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		68,746
Industrial--3.2%
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	50,000		92,657
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		157,144
Heidelberger Druckmaschinen,
Gtd. Notes	EUR	9.25	4/15/18	50,000		67,515
ISS,
Scd. Notes	EUR	8.88	5/15/16	32,606		44,566
L-3 Communications,
Gtd. Notes		4.75	7/15/20	30,000		31,541
						393,423
Materials--3.2%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	50,000		67,360
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	9.50	6/15/17	50,000		68,513
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		71,008
FQM Akubra,
Gtd. Notes		8.75	6/1/20	40,000		42,200
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		70,941

Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	50,000	70,176
					390,198
Telecommunication Services--3.6%
Cable & Wireless International
Finance, Gtd. Bonds	GBP	8.63	3/25/19	40,000	67,544
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000	69,062
Sable International Finance,
Sr. Scd. Notes		7.75	2/15/17	100,000	105,938
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	50,000	55,500
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	50,000	73,502
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	50,000	70,675
					442,221

U.S. Government Securities--17.8%
U.S. Treasury Notes:
1.00%, 3/31/17	690,000	692,480
1.00%, 11/30/19	230,000	218,680
1.50%, 6/30/16	460,000	472,075
1.50%, 8/31/18	420,000	421,739
1.88%, 2/28/14	355,000	358,668
		2,163,642

Utilities--1.4%
Anglian Water Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		90,646
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	b	79,676
						170,322
Total Bonds and Notes
(cost $9,865,699)						9,802,220

Common Stocks--1.6%	Shares	Value ($)
Exchange-Traded Funds
iShares JP Morgan Emerging Markets
Bond ETF
(cost $207,929)	1,752	191,494

	Principal
Short-Term Investments--2.9%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 9/19/13
(cost $349,979)	350,000	349,988

Other Investment--13.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,596,341)	1,596,341 [g]	1,596,341
Total Investments (cost $12,019,948)	98.2%	11,940,043
Cash and Receivables (Net)	1.8%	224,580
Net Assets	100.0%	12,164,623

ETF -- Exchange Traded Funds

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
CZK--Czech Koruna
EUR--Euro
GBP--British Pound
IDR--Indonesian Rupiah
NOK--Norwegian Krone
NZD--New Zealand Dollar
SEK--Swedish Krona
TRY--Turkish Lira
b	Variable rate security--interest rate subject to periodic change.
c	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, this security was valued at $114,786 or .9% of net assets.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized depreciation on investments was $79,905 of which $179,831 related to appreciated investment securities and $259,736 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	37.1
Foreign/Governmental	25.7
U.S. Government	17.8
Short-Term/Money Market Investments	16.0
Exchange-Traded Funds	1.6
98.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)
Financial Futures Short
U.S. Treasury Long Bonds	4	(536,250)	September 2013	27,910

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
8/14/2013 a	68,430	103,667	104,088	421

Mexican New Peso,
Expiring
8/14/2013 a	162,000	12,338	12,665	327

Sales:		Proceeds ($)
Australian Dollar,
Expiring
8/14/2013 a	102,000	103,257	91,590	11,667

Brazilian Real,
Expiring
8/14/2013 b	57,000	25,075	24,905	170

British Pound,
Expiring:
8/1/2013 a	2,919	4,456	4,440	16
8/14/2013 a	2,208,066	3,394,940	3,358,666	36,274

Canadian Dollar,
Expiring
8/14/2013 a	449,000	445,665	436,998	8,667

Chinese Yuan Renminbi,
Expiring
8/14/2013 a	150,000	24,211	24,446	(235)

Czech Koruna,
Expiring
8/14/2013 a	2,370,000	119,915	121,515	(1,600)

Euro,
Expiring:
8/14/2013 a	1,126,549	1,475,583	1,498,784	(23,201)
8/14/2013 b	229,886	300,142	305,845	(5,703)

Indonesian Rupiah,
Expiring
8/14/2013 b	161,560,000	15,785	15,675	110

New Zealand Dollar,
Expiring
8/14/2013 a	418,000	330,634	333,526	(2,892)

Norwegian Krone,
Expiring
8/14/2013 a	218,163	37,242	37,002	240

Swedish Krona,
Expiring
8/14/2013 a	1,606,000	244,217	246,310	(2,093)

Turkish Lira,
Expiring:
8/14/2013 a	99,000	54,599	50,976	3,623
8/14/2013 b	105,000	55,316	54,065	1,251

Gross Unrealized Appreciation	62,766
Gross Unrealized Depreciation	(35,724)

Counterparties:
a	Royal Bank of Scotland
b	UBS

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--26.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--4.9%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	1,229,000		1,184,060
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	2,604,000		2,677,722
New South Wales Treasury,
Gov't. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	985,000	b	1,094,573
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	357,000		346,696
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	150,000	c	220,257
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	518,000		503,263
						6,026,571
Croatia--.2%
Agrokor,
Gtd. Notes	EUR	9.13	2/1/20	130,000		188,096

El Salvador--.2%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	200,000		215,000

France--.4%
Altice Financing,
Sr. Scd. Notes		7.88	12/15/19	200,000	d	214,000
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	235,000	d	332,954
						546,954
Germany--.7%
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	200,000		278,276
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	125,000		201,258
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	250,000		361,121
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	57,918		81,868
						922,523
Ireland--.4%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	250,000		336,799
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	150,000		210,529
						547,328
Italy--.5%
Gtech Spa,
Jr. Sub. Bonds	EUR	8.25	3/31/66	200,000	c	282,421
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	200,000		282,700
						565,121
Luxembourg--.2%
Aguila 3,
Sr. Scd. Notes		7.88	1/31/18	300,000		310,500

Mexico--.1%
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	126,000		139,860

Netherlands--.9%
Nokia Siemens Networks Finance,
Gtd. Bonds	EUR	6.75	4/15/18	135,000	d	186,925
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	200,000		305,316
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	200,000		294,008
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	200,000		286,026
						1,072,275
New Zealand--1.3%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	510,000	e	398,125
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	1,330,000		1,201,311
						1,599,436
Norway--3.6%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	7,939,000		1,469,680
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	15,700,000		3,005,124
						4,474,804
Spain--.3%
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	250,000	d	329,262

Sweden--.5%
Eileme 2,
Sr. Scd. Notes	EUR	11.75	1/31/20	210,000		328,265
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	9.25	9/29/18	2,000,000		332,917
						661,182
Switzerland--.4%
Matterhorn Mobile,
Sr. Scd. Notes	CHF	6.75	5/15/19	150,000		170,187
Sunrise Communications International,
Sr. Scd. Notes	EUR	7.00	12/31/17	200,000		284,696
						454,883
United Kingdom--3.2%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	50,000	f	136,335
Boparan Finance,
Gtd. Notes	GBP	9.88	4/30/18	200,000		337,187
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	36,000	f	101,529
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	110,000		185,746
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000	c	88,993
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	f	289,558
Ineos Finance,
Sr. Scd. Notes	EUR	7.25	2/15/19	200,000	c	283,365
Jaguar Land Rover Automotive,
Gtd. Bonds		8.13	5/15/21	300,000		333,750
John Lewis,
Sr. Unscd. Bonds	GBP	8.38	4/8/19	75,000		146,068
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	150,000		212,823
LBG Capital No.1,
Gtd. Bonds, Ser. 8	GBP	7.87	8/25/20	70,000		112,292
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	122,000	f	309,261

National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	19,000	f	58,272
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	130,000	f	295,567
Priory Group No. 3,
Sr. Scd. Notes	GBP	7.00	2/15/18	200,000		312,771
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	c	203,851
Sable International Finance,
Sr. Scd. Notes		7.75	2/15/17	200,000		213,000
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	104,000	f	265,361
						3,885,729
United States--8.3%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	150,000		206,238
Chrysler Group,
Scd. Notes		8.25	6/15/21	200,000		223,500
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	150,000		159,375
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	252,000		269,955
EXCO Resources,
Gtd. Notes		7.50	9/15/18	275,000		270,875
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	100,000		156,778
Pacific Drilling,
Sr. Scd. Notes		7.25	12/1/17	200,000		213,000
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	340,000		408,000
Toys R Us Property Co. I,
Gtd. Notes		10.75	7/15/17	246,000		260,762
U.S. Treasury,
Bonds		3.13	2/15/43	6,220,800		5,650,234
U.S. Treasury,
Notes		1.50	8/31/18	2,397,700		2,407,629
						10,226,346

Total Bonds And Notes
(cost $32,890,775)	32,165,870

Common Stocks--62.9%	Shares	Value ($)
Australia--.8%
Newcrest Mining	92,105	1,012,507
Canada--3.2%
Barrick Gold	75,688	1,284,425
Eldorado Gold	60,493	477,654
Yamana Gold	204,840	2,139,941
		3,902,020
Denmark--1.4%
TDC	192,677	1,686,020
France--4.0%
Sanofi	22,498	2,399,511
Total	46,342	2,472,215
		4,871,726
Germany--5.1%
Bayer	39,584	4,599,913
Deutsche Telekom	143,009	1,740,430
		6,340,343
Japan--2.9%
Japan Tobacco	45,600	1,595,138
Softbank	31,400	2,001,185
		3,596,323

Luxembourg--1.4%
Millicom International Cellular, SDR	21,027		1,679,089
Netherlands--1.5%
Reed Elsevier	95,083		1,821,513
South Africa--1.1%
MTN Group	69,185		1,299,125
Sweden--1.0%
TeliaSonera	175,054		1,267,622
Switzerland--6.3%
Novartis	36,837		2,650,974
Roche Holding	10,541		2,596,951
Swisscom	1,918		856,981
Syngenta	4,237		1,681,614
			7,786,520
United Kingdom--15.6%
BAE Systems	231,862		1,572,789
British American Tobacco	23,605		1,258,981
Centrica	452,839		2,693,543
GlaxoSmithKline	188,340		4,824,896
Royal Dutch Shell, Cl. B	33,838		1,193,995
Severn Trent	70,506		1,901,683
SSE	98,437		2,358,535
United Utilities Group	149,678		1,642,849
WM Morrison Supermarkets	393,229		1,729,406
			19,176,677
United States--18.6%
Abbott Laboratories	41,247		1,510,878
Accenture, Cl. A	20,394		1,505,281
Citigroup	35,726		1,862,754
Medtronic	23,727		1,310,679
Merck & Co.	60,304		2,904,844
Microsoft	58,924		1,875,551
Paychex	34,012		1,341,433
PDL BioPharma	35,535		288,544
PowerShares DB Gold Fund	87,508	g	3,903,732
Reynolds American	56,451		2,790,373
Sprint	140,785	g	839,077
Sysco	45,487		1,569,756
Wisconsin Energy	27,304		1,187,178
			22,890,080

Total Common Stocks
(cost $74,779,294)	77,329,565

	Number of
Options Purchased--.0%	Contracts		Value ($)
Put Options
FTSE 100 Index Futures,
September 2013 @ GBP 5,900
(cost $335,642)	214	[g]	53,693

	Principal
Short-Term Investments--5.2%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.06%, 1/16/14	4,214,000	4,212,918
0.11%, 9/19/13	2,148,400	2,148,327
Total Short-Term Investments
(cost $6,361,045)		6,361,245

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,698,000)	1,698,000 [h]	1,698,000
Total Investments (cost $116,064,756)	95.6%	117,608,373
Cash and Receivables (Net)	4.4%	5,420,091
Net Assets	100.0%	123,028,464

GBP--British Pound
SDR--Swedish Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
CHF-- Swiss Franc
EUR-- Euro
GBP-- British Pound
NOK-- Norwegian Krone
NZD-- New Zealand Dollar
SEK-- Swedish Krona
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $1,063,141 or 0.9% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $1,724,955 of which $9,612,348 related to appreciated investment securities and $7,887,393 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	15.0
Corporate Bonds	9.9
Foreign/Governmental	9.7
Telecommunications	9.3
Basic Materials	9.1
Utilities	8.9
Short-Term/Money Market Investments	6.6
U.S. Government	6.5
Consumer Goods	4.6
Consumer Services	4.2
Industrial	3.6
Exchange-Traded Funds	3.2
Oil & Gas	2.0
Financial	1.5
Technology	1.5
Options Purchased	.0
95.6

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
8/1/2013	a	37,653	34,199	33,845	(354)
8/16/2013	a	752,000	765,171	675,153	(90,018)
8/16/2013	b	1,005,000	1,022,918	902,299	(120,619)

British Pound,
Expiring
8/1/2013	c	36,670	55,758	55,784	26

Canadian Dollar,
Expiring
8/16/2013	b	247,000	240,980	240,384	(596)

Euro,
Expiring:
8/2/2013	c	111,603	148,105	148,471	366
8/16/2013	b	3,721,000	4,936,319	4,950,530	14,211
8/16/2013	c	89,000	116,543	118,409	1,866
8/16/2013	d	97,000	126,769	129,052	2,283

Japanese Yen,
Expiring:
8/1/2013 b		11,502,476	117,456	117,480	24
11/14/2013	a	15,982,000	155,599	163,337	7,738
11/14/2013	b	38,078,000	381,415	389,160	7,745
11/14/2013	c	58,864,587	590,933	601,600	10,667

Norwegian Krone,
Expiring:
8/16/2013	a	755,000	129,280	128,044	(1,236)
8/16/2013	b	3,038,000	516,692	515,227	(1,465)

Singapore Dollar,
Expiring:
8/16/2013	b	1,370,778	1,097,834	1,078,646	(19,188)
8/16/2013	d	100,000	80,730	78,688	(2,042)

Swedish Krona,
Expiring
8/16/2013 c	2,125,000	325,629	325,892	263

Swiss Franc,
Expiring
8/2/2013 c	90,805	97,644	98,120	476

South African Rand,
Expiring
8/2/2013 c	407,514	41,147	41,307	160

Sales:
		Proceeds ($)
Australian Dollar,
Expiring:
8/16/2013 a	4,920,000	4,969,168	4,417,227	551,941
8/16/2013 b	4,098,000	4,026,902	3,679,226	347,676
8/16/2013 c	955,000	933,586	857,409	76,177

British Pound,
Expiring:
10/16/2013 b	852,108	1,300,936	1,295,611	5,325
10/16/2013 c	14,371,906	21,378,558	21,852,164	(473,606)

Canadian Dollar,
Expiring:
8/16/2013 a	2,223,654	2,219,021	2,164,097	54,924
8/16/2013 b	90,419	87,953	87,997	(44)
8/16/2013 c	1,184,000	1,139,441	1,152,289	(12,848)

Danish Krone,
Expiring:
10/16/2013 a	379,000	67,206	67,686	(480)
10/16/2013 b	5,674,000	992,519	1,013,329	(20,810)
10/16/2013 c	3,141,463	548,319	561,039	(12,720)

Euro,
Expiring:
8/1/2013 a	6,750	8,959	8,980	(21)
8/16/2013 a	3,930,000	5,100,925	5,228,591	(127,666)
8/16/2013 b	12,916,350	17,306,817	17,184,304	122,513
8/16/2013 c	4,630,589	6,044,732	6,160,675	(115,943)

Japanese Yen,
Expiring:

11/14/2013	a	19,578,000	198,578	200,089	(1,511)
11/14/2013	b	349,080,627	3,508,863	3,567,629	(58,766)
11/14/2013	c	112,864,000	1,117,841	1,153,477	(35,636)

Norwegian Krone,
Expiring:
8/16/2013 a		21,299,300	3,805,846	3,612,236	193,610
8/16/2013 c		10,164,803	1,697,289	1,723,891	(26,602)

New Zealand Dollar,
Expiring
10/16/2013	b	2,109,000	1,643,708	1,675,053	(31,345)

South African Rand,
Expiring:
9/17/2013	b	2,601,160	252,925	261,826	(8,901)
9/17/2013	c	6,882,100	718,312	692,736	25,576

Swedish Krona,
Expiring:
8/16/2013	a	14,567,000	2,288,875	2,234,013	54,862
8/16/2013	b	644,233	99,524	98,800	724
8/16/2013	c	7,432,000	1,112,797	1,139,781	(26,984)

Swiss Franc,
Expiring:
9/17/2013	b	1,505,000	1,586,570	1,626,879	(40,309)
9/17/2013	c	6,232,630	6,593,757	6,737,367	(143,610)

Gross Unrealized Appreciation					1,479,153
Gross Unrealized Depreciation					(1,373,320)

Counterparties:
a	UBS
b	JP Morgan Chase Bank
c	Royal Bank of Scotland
d	Barclays Bank

STATEMENT OF OPTIONS WRITTEN
July 31, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
FTSE 100 Index Futures,
August 2013 @ GBP 6,700	178	[a]	(108,278)
FTSE 100 Index Futures,
September 2013 @ GBP 6,700	162	[a]	(209,401)
Put Options:
FTSE 100 Index Futures,
September 2013 @ GBP 5,600	214	a	(21,143)
(premiums received $ 520,160)			(338,822)

GBP- British Pound
a Non-income producing security.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
July 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--31.0%		Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--4.1%
Andrade Gutierrez International,
Gtd. Notes		4.00	4/30/18	250,000	b	237,500
Aralco Finance,
Gtd. Notes		10.13	5/7/20	300,000	b	271,500
Banco ABC-Brasil,
Sr. Unscd. Notes	BRL	8.50	3/28/16	670,000	b	275,330
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	986,000	c	1,083,764
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	1,050,000		442,608
Brazilian Government,
Sr. Unscd. Bonds		7.13	1/20/37	65,000		76,602
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	200,000		193,500
Odebrecht Finance,
Gtd. Notes		5.13	6/26/22	200,000		195,500
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	280,000		280,234
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	b	190,500
						3,247,038
Chile--.9%
Cencosud,
Gtd. Notes		4.88	1/20/23	200,000		191,967
SACI Falabella,
Sr. Unscd. Notes		3.75	4/30/23	200,000		183,655
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	135,000		129,240
Transelec,
Notes		4.63	7/26/23	200,000	b	198,665
						703,527
Colombia--3.6%
Bancolombia,
Sub. Notes		5.13	9/11/22	70,000		65,450
Bancolombia,
Sr. Unscd. Notes		5.95	6/3/21	550,000		576,125
Ecopetrol,
Sr. Unscd. Notes		7.63	7/23/19	185,000		221,075
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		134,464
Empresa de Energia de Bogota,
Sr. Unscd. Notes		6.13	11/10/21	200,000		213,500
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		729,904
Colombian Government,
Treasury Bonds, Ser. B	COP	7.00	5/4/22	989,500,000		521,554
Pacific Rubiales Energy,
Gtd. Notes		5.13	3/28/23	385,000		364,980
						2,827,052

Costa Rica--.5%
Instituto Costarricense de Electricidad,
Sr. Unscd. Notes		6.95	11/10/21	400,000	b	427,000
Hungary--.8%
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	270,000		270,675
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		65,201
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	66,220,000		307,650
						643,526
India--.5%
NTPC,
Sr. Unscd. Notes		4.75	10/3/22	200,000		190,163
Vedanta Resources,
Sr. Notes		6.00	1/31/19	200,000	b	196,000
						386,163
Indonesia--1.9%
Indo Energy Finance II,
Sr. Scd. Notes		6.38	1/24/23	195,000		165,750
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	200,000		201,031
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	4,809,000,000		429,139
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/7/38	100,000		121,000
Indosat Palapa,
Gtd. Notes		7.38	7/29/20	190,000		207,337
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	b	180,500
Theta Capital,
Gtd. Bonds		6.13	11/14/20	200,000		193,995
						1,498,752
Kazakhstan--.9%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	200,000		181,500
KazAgro National Management Holding,
Sr. Unscd. Notes		4.63	5/24/23	200,000		184,500
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	b	204,500
KazMunayGas National,
Sr. Unscd. Notes		4.40	4/30/23	200,000	b	185,750
						756,250
Malaysia--.5%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	1,260,000		396,567
Mexico--2.7%
America Movil,
Sr. Unscd. Notes, Ser. 12	MXN	6.45	12/5/22	10,790,000		812,414
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		191,000
Grupo Famsa,
Gtd. Notes		7.25	6/1/20	230,000	b	227,700

Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	b	142,125
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	245,000		225,032
Red de Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	b	226,753
Sigma Alimentos,
Gtd. Notes		5.63	4/14/18	150,000		163,125
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		198,000
						2,186,149
Nigeria--.6%
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/10/13	4,500,000	d	27,327
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/24/13	8,400,000	d	50,845
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	8,400,000	d	50,555
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	12/5/13	4,300,000	d	25,598
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	12/12/13	4,200,000	d	24,974
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	1/16/14	4,300,000	d	25,215
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	5,285,000		34,310
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	33,765,000		229,669
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	6,675,000		47,174
						515,667
Peru--1.4%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	215,000	b	211,237
Cia Minera Milpo,
Sr. Unscd. Notes		4.63	3/28/23	250,000	b	231,250
Gas Natural de Lima y Callao,
Sr. Unscd. Notes		4.38	4/1/23	50,000	b	47,125
Peruvian Government,
Bonds	PEN	6.85	2/12/42	220,000		82,107
Peruvian Government,
Govt. Gtd. Bonds	PEN	6.90	8/12/37	465,000		175,805
Peruvian Government,
Govt. Gtd. Bonds	PEN	6.95	8/12/31	380,000		146,604
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000		191,000
						1,085,128
Philippines--.5%
Alliance Global Group,
Gtd. Notes		6.50	8/18/17	340,000		362,571
Poland--1.4%
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	1,365,000		429,319
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	2,160,000		724,666
						1,153,985

Russia--5.3%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		148,431
Gazprom,
Sr. Unscd. Notes		6.51	3/7/22	130,000		140,712
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	120,000		143,700
Gazprom,
Sr.Unscd. Notes		9.25	4/23/19	165,000		202,950
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		433,597
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	b	291,595
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	490,000		552,475
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		205,672
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	2,690,000		76,510
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	18,540,000		583,005
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	10,375,000		329,056
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	13,455,000		425,550
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000	b	211,000
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	460,000		499,100
						4,243,353
Singapore--.5%
Ottawa Holdings,
Sr. Scd. Notes		5.88	5/16/18	200,000	b	164,000
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	b	197,500
						361,500
South Africa--1.5%
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	200,000	b	198,380
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	200,000		187,750
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	985,000		99,152
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	1,905,000		143,332
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	1,325,000		99,181

South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	3,375,000		289,704
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	975,000		117,470
South African Government,
Sr. Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	740,000	e	96,485
						1,231,454
Supranational--.9%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	800,000	b	755,200
Thailand--.6%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	15,100,000	f	499,201
Turkey--.8%
Turkish Government,
Bonds	TRY	8.00	6/4/14	525,000		270,576
Turkish Government,
Bonds	TRY	9.00	1/27/16	530,000		276,094
Turkish Government,
Bonds	TRY	11.00	8/6/14	160,000		84,341
						631,011
Uruguay--.1%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	850,000		73,801
Venezuela--1.0%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	755,000		696,487
Venezuelan Government,
Sr. Unscd. Bonds		11.75	10/21/26	110,000		104,500
						800,987
Total Bonds And Notes
(cost $25,960,463)						24,785,882

Common Stocks--62.2%	Shares		Value ($)
Brazil--10.4%
Arteris	107,700		1,023,489
BR Malls Participacoes	82,600		732,098
Brasil Insurance Participacoes e Administracao	66,400		640,323
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	24,370		1,087,146
Companhia de Bebidas das Americas, ADR	48,700		1,839,886
Fleury	83,500		710,062
Grupo BTG Pactual	59,500		718,794
Petroleo Brasileiro	188,200		1,268,773
Rossi Residencial	241,071		281,083
			8,301,654
China--12.4%
AAC Technologies Holdings	216,500		1,007,743
Air China, Cl. H	1,120,000		758,162
China Construction Bank, Cl. H	2,357,000		1,759,636
China Petroleum & Chemical, Cl. H	1,670,400		1,242,742
China Telecom, Cl. H	2,232,000		1,113,755
Great Wall Motor, Cl. H	277,500		1,295,258
Mindray Medical International, ADR	24,560		1,005,732
WuXi PharmaTech, ADR	79,450	g	1,763,790
			9,946,818

Hong Kong--4.5%
Haier Electronics Group	419,000		755,276
Sino Biopharmaceutical	1,720,000		1,250,812
SJM Holdings	630,000		1,579,143
			3,585,231
India--1.6%
ICICI Bank, ADR	19,670		644,783
Sterlite Industries India, ADR	132,490		666,425
			1,311,208

Malaysia--1.4%
Malayan Banking	363,225		1,148,794
Mexico--2.1%
Grupo Financiero Banorte, Ser. O	262,300		1,654,578
Peru--1.3%
Credicorp	9,040		1,073,862
Philippines--1.5%
Metropolitan Bank & Trust	496,090		1,213,096
Russia--7.4%
Lukoil, ADR	18,220		1,074,980
Magnit, GDR	21,350		1,236,357
Mail.ru Group, GDR	24,750		790,762
Mobile Telesystems, ADR	44,300		863,407
Sberbank of Russia, ADR	171,530		1,988,197
			5,953,703
South Africa--2.2%
MTN Group	91,800		1,723,780

South Korea--5.4%
Hankook Tire	12,730		682,151
Hyundai Motor	11,570		2,394,486
KT&G	18,809		1,267,411
			4,344,048
Taiwan--6.8%
Delta Electronics	122,000		591,966
E.Sun Financial Holding	2,435,000		1,624,064
Fubon Financial Holding	45,120	b,g	632,131
Hon Hai Precision Industry	349,700		907,297
King Yuan Electronics	246,000		164,074
Taiwan Semiconductor Manufacturing	362,000		1,237,390
Taiwan Semiconductor Manufacturing, ADR	17,340		294,433
			5,451,355
Thailand--5.2%
Bangkok Bank	234,600		1,566,498
Jasmine International	4,923,100		1,305,487
PTT Global Chemical	595,746		1,256,206
			4,128,191
Total Common Stocks
(cost $49,663,957)			49,836,318

Other Investment--6.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,209,901)	5,209,901 [h]	5,209,901
Total Investments (cost $80,834,321)	99.7%	79,832,101
Cash and Receivables (Net)	.3%	269,237
Net Assets	100.0%	80,101,338

ADR - American Depository Receipts
GDR - Global Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PLN-- Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $5,903,241 or 7.4% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized depreciation on investments was $1,002,220 of which $4,122,130 related to appreciated investment securities and $5,124,350 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	21.0
Financial	19.2
Consumer Discretionary	10.0
Corporate Bonds	10.0
Consumer Staples	6.8
Money Market Investment	6.5
Telecommunication Services	6.2
Health Care	5.9
Information Technology	5.5
Energy	4.5
Materials	2.4
Industrial	1.7
99.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foregin Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
8/2/2013	a	425,000	188,889	186,208	(2,681)

Chilean Peso,
Expiring:
8/29/2013	b	7,670,000	15,075	14,858	(217)
9/13/2013	b	208,870,000	412,620	403,767	(8,853)

Euro,
Expiring
8/29/2013	c	190,000	250,583	252,793	2,210

Malaysian Ringgit,
Expiring
8/29/2013	d	3,025,000	949,569	930,875	(18,694)

Mexican New Peso,
Expiring:
8/29/2013	b	7,330,000	574,740	572,151	(2,589)
8/29/2013	c	6,350,000	506,016	495,656	(10,360)

Polish Zloty,
Expiring:
8/29/2013	c	855,000	266,189	266,996	807
8/29/2013	d	65,000	20,239	20,298	59
8/29/2013	e	75,000	23,381	23,421	40

Russian Ruble,
Expiring
8/29/2013	f	9,390,000	285,888	283,362	(2,526)

South African Rand,
Expiring
8/29/2013	c	4,295,000	433,933	433,462	(471)

Sales:			Proceeds ($)
Brazilian Real,
Expiring:
8/2/2013	d	240,000	106,991	105,153	1,838
8/2/2013	e	185,000	82,167	81,055	1,112
9/4/2013	a	825,000	364,351	358,789	5,562

Chilean Peso,
Expiring
9/13/2013 a		144,385,000	275,947	279,111	(3,164)

Colombian Peso,
Expiring:
8/29/2013	a	370,630,000	194,152	194,962	(810)
8/29/2013	b	1,699,975,000	897,341	894,236	3,105

Czech Koruna,
Expiring
8/29/2013	c	5,700,000	289,086	292,270	(3,184)

Euro,
Expiring:
8/29/2013	b	190,000	250,731	252,793	(2,062)
8/29/2013	g	40,000	52,773	53,220	(447)

Hungarian Forint,
Expiring
8/29/2013	e	49,160,000	218,946	217,886	1,060

Peruvian New Sol,
Expiring
8/29/2013	d	655,000	234,556	233,373	1,183

Russian Ruble,
Expiring
8/29/2013	b	10,335,000	317,281	311,880	5,401

Turkish Lira,
Expiring
8/29/2013	h	720,000	372,902	369,733	3,169

Gross Unrealized Appreciation	25,546
Gross Unrealized Depreciation	(56,058)

Counterparties:
a	Morgan Stanley Capital Services
b	Barclays Bank
c	Deutsche Bank
d	Citigroup
e	Goldman Sachs International
f	Credit Suisse
g	Bank of America
h	JP Morgan Chase Bank

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)